ANNUAL
                         REPORT

                  June 30, 2000


            Tax-Free Money Fund

 California Tax-Free Money Fund

       Ohio Tax-Free Money Fund
                                                    [LOGO]
    Florida Tax-Free Money Fund           THE MARK OF EXCELLENCE(SM)

Tax-Free Intermediate Term Fund

     Ohio Insured Tax-Free Fund


                                            TOUCHSTONE
                                    [LOGO]---------------------------------
                                                            Family of Funds

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
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Management Discussion and Analysis                                           4-6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         7-9
--------------------------------------------------------------------------------
Statements of Operations                                                   10-12
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Statements of Changes in Net Assets                                        13-15
--------------------------------------------------------------------------------
Financial Highlights                                                       16-22
--------------------------------------------------------------------------------
Notes to Financial Statements                                              23-31
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Portfolios of Investments:
--------------------------------------------------------------------------------
     Tax-Free Money Fund                                                   32-33
--------------------------------------------------------------------------------
     California Tax-Free Money Fund                                        34-36
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     Ohio Tax-Free Money Fund                                              37-41
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     Florida Tax-Free Money Fund                                           42-43
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     Tax-Free Intermediate Term Fund                                       44-46
--------------------------------------------------------------------------------
     Ohio Insured Tax-Free Fund                                            47-49
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            50
--------------------------------------------------------------------------------
Results of Special Meeting of Shareholders                                    51
--------------------------------------------------------------------------------
Report of Independent Auditors                                                52
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                           TOUCHSTONE FAMILY OF FUNDS
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                                        2
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

LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholders:                                              [PICTURE]

Touchstone is pleased to present Touchstone Tax-Free Trust's Annual Report for the fiscal year ended June 30, 2000. This report provides financial data and performance information for the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund. These Funds represent the six tax-free money market and bond products currently offered among the 20 mutual funds which comprise the Touchstone Family of Funds.

At Touchstone, we believe you deserve nothing less than excellence in the financial products and services you select, as well as in the results you enjoy. Our goal has always been to provide our customers with a wide variety of products and services. Touchstone's expanded offering now includes U.S. and international equity funds, taxable and tax-free bond funds and money market funds.

The stock market experienced a wild ride during the second quarter of 2000. A sharp April correction took the S&P 500 down over 11% from the March record high. The tech-heavy NASDAQ Composite fell a dramatic 36% from its peak before some relief came in late May. For the quarter, the S&P 500 lost 2.7% and the NASDAQ Composite declined 13.3%. The bond market, while also volatile, was modestly higher in the quarter as the Lehman Aggregate Bond Index rose 1.7%.

The spring stock market correction served as a healthy consolidation of the huge gains in technology stocks over the previous six months. We believe the pullback dampened speculative enthusiasm and should be beneficial in the long run.

The correction and subsequent rebound also reflect investors' adjustment to the changing economic outlook. Strong first quarter growth raised fears that the Federal Reserve would have to get tougher to slow the economy, a negative for stock and bond valuations and profit potential. Indeed, the Fed raised the fed funds rate by 50 basis points at its May monetary policy meeting. Now, with signs of a slowing economy, investors are hopeful that the Fed may be out of the picture as the economy eases to a soft landing. This outlook has helped stocks and fixed income securities continue to rally into July.

The Treasury announced that the issuance of long-term Treasury debt would be reduced and that outstanding supply would be bought back. As a result, the yield curve inverted, with short-term Treasuries yielding more than longer-term issues. Many fixed income sectors were negatively impacted. In the municipal bond market, however, limited new issue supply and attractive yields caused investors to step up demand. The municipal sector performed quite well during the first and second quarters of 2000, creating an attractive opportunity for tax-conscious investors.

Touchstone remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering continued service to you in the future.

Sincerely,

/s/ Jill McGruder

Jill McGruder
President
Touchstone Family of Funds

                           TOUCHSTONE FAMILY OF FUNDS
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                                        3
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

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

OVERVIEW

The past year proved to be one of superlatives for the economy. Growth remained impressive with the current expansion marking its ninth anniversary. Strong job growth, rising incomes and a continuation of the bull market in stocks provided the impetus for rising consumption. The housing market experienced record growth, and with consumer confidence at historically high levels, retail sales were robust. Commodity prices, most notably oil, and wages began to move higher prompting concern that inflation would be on the rise. The combination of accelerating economic growth and heightened inflation fears forced the Fed into action. The Fed began tapping the brakes at the end of the second quarter of 1999, and over the course of the next twelve months raised the fed funds rate a total of 1.75% bringing it to 6.50%.

Interest rates rose and the Treasury curve "flattened" in response to tighter monetary policy. In February 2000 the Treasury announced that the issuance of long-term Treasury debt would be reduced and that it would begin to buy back Treasury debt further reducing outstanding supply. The combination of the Fed raising interest rates and the Treasury buyback program caused an inversion of the yield curve with short-term Treasuries yielding more than longer-term issues. Strong demand for Treasuries caused other sectors of the bond market to perform poorly as yield spreads in these sectors widened out relative to Treasury securities. Municipals were negatively impacted as well and long term municipal bonds were soon trading at yields nearly equal to comparable maturity Treasury securities. Limited new issue supply and attractive yields, however, caused investors to step up their demand for municipal bonds helping the municipal sector to perform quite well during the first and second quarters of 2000.

TAX-FREE INTERMEDIATE TERM FUND

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. For the fiscal year ended June 30, 2000, the Fund's total returns (excluding the impact of applicable sales loads) were 2.75% and 1.88% for Class A and Class C shares, respectively. The Lehman Brothers 5-Year Municipal G.O. Bond Index returned 3.66% during the same period.

Our objective in managing the Tax-Free Intermediate Term Fund remains to maximize the tax-free yield while minimizing share price volatility. In pursuing this strategy we typically invest in premium bonds which we can often buy at attractive prices compared to current coupon issues. Thus we can buy issues, which provide us with better yield, and also cushion the Fund if interest rates should increase. For the year ended June 30, 2000, the Fund outperformed its Lipper peers, which were up 2.50%, and performed comparable to the Lehman
Brothers Index when the operating expenses of the Fund are taken into consideration. During the second quarter of the year, strong investor demand for intermediate bonds helped this sector outperform the longer-term sector. We used strength in the municipal market during the period to sell lower rated issues and reinvested proceeds into higher quality issues that we believe will perform better as we move forward. The municipal market remains a very attractive investment for individuals looking to diversify their portfolios and earn tax-free income. The new issue supply in the market should continue to be lower than what has been experienced in recent years, and this should help municipals perform well relative to other bond market sectors.

                           TOUCHSTONE FAMILY OF FUNDS
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                                        4
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

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

OHIO INSURED TAX-FREE FUND

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 2000, the Fund's total returns (excluding the impact of applicable sales loads) were 2.60% and 1.75% for Class A and Class C shares, respectively. The Lehman Brothers 15-Year Municipal G.O. Bond Index returned 3.99% during the same period.

For the year ended June 30, 2000, the Ohio Tax-Free Insured Fund outperformed its Lipper peer group, which was up 1.04%, by a significant margin and slightly underperformed the Lehman Brothers 15-year municipal G.O. Bond Index after factoring in the associated expenses of the Fund. Over the course of the fiscal year we initiated several swaps in the portfolio to improve performance characteristics. More specifically, we sold issues with shorter call features and bought new issues with longer call protection. Additionally, we executed several tax swaps. This involves selling and buying similar bonds so as to realize a loss without materially changing the portfolio. The losses can then be used to offset future potential gains allowing us to be more tax efficient. For new purchases in the Fund, we will continue to focus on issues in the 20-year maturity range offering call protection of at least ten years. We believe these issues provide the best combination of yield and total return. The outlook for the municipal market remains favorable. Limited new issue supply should continue to help municipal bonds perform well relative to other bond market sectors, and longer maturity municipals to trade at very attractive levels compared to Treasuries.

                           TOUCHSTONE FAMILY OF FUNDS
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                                        5
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

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

             COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1990
   OF A $10,000 INVESTMENT IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A*
            AND THE LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

                                                         6/00
                                                         ----
TAX-FREE INTERMEDIATE TERM FUND - CLASS A              $16,386
LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX       $18,198

Past performance is not predictive of future performance.

--------------------------------------------------------
            Tax-Free Intermediate Term Fund
              Average Annual Total Returns
          1 Year   5 Years   10 Years   Since Inception*
CLASS A   -2.13%    3.21%      5.06%         5.71%
CLASS C    0.61%    3.25%        --          2.88%
--------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

             COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1990
      OF A $10,000 INVESTMENT IN THE OHIO INSURED TAX-FREE FUND - CLASS A*
           AND THE LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

                                                         6/00
                                                         ----
OHIO INSURED TAX-FREE FUND - CLASS A                   $17,423
LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX      $20,782

Past performance is not predictive of future performance.

--------------------------------------------------------
              Ohio Insured Tax-Free Fund
             Average Annual Total Returns
          1 Year   5 Years   10 Years   Since Inception*
Class A   -2.27%    3.73%      5.71%         6.88%
Class C    0.48%    3.74%        --          3.25%
--------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

                           TOUCHSTONE FAMILY OF FUNDS
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                                        6
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

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000
================================================================================
                                                                      California
                                                     Tax-Free          Tax-Free
(000's)                                             Money Fund        Money Fund
--------------------------------------------------------------------------------

ASSETS
Investment securities:
    At acquisition cost ....................        $   25,151       $   66,489
                                                    ============================
    At amortized cost ......................        $   25,132       $   66,411
                                                    ============================
    At market value (Note 2) ...............        $   25,132       $   66,411
Cash .......................................                23              308
Interest receivable ........................               252              567
Other assets ...............................                10                2
                                                    ----------------------------
TOTAL ASSETS ...............................            25,417           67,288
                                                    ----------------------------

LIABILITIES
Dividends payable ..........................                 1                3
Payable to affiliates (Note 4) .............                14               50
Payable for securities purchased ...........               200            4,315
Other accrued expenses and liabilities .....                 8               20
                                                    ----------------------------
TOTAL LIABILITIES ..........................               223            4,388
                                                    ----------------------------

NET ASSETS .................................        $   25,194       $   62,900
                                                    ============================

NET ASSETS CONSIST OF:
Paid-in capital ............................        $   25,197       $   62,900
Accumulated net realized losses from security
  transactions .............................                (3)            --
                                                    ----------------------------
NET ASSETS .................................        $   25,194       $   62,900
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) (Note 5) ...................            25,208           62,900
                                                    ============================
Net asset value, offering price and redemption
  price per share (Note 2) .................        $     1.00       $     1.00
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
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                                        7
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

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000
================================================================================
                                                       OHIO            FLORIDA
                                                     TAX-FREE          TAX-FREE
(000'S)                                             MONEY FUND        MONEY FUND
--------------------------------------------------------------------------------

ASSETS
Investment securities:
    At acquisition cost ....................        $  345,254       $   18,109
                                                    ============================
    At amortized cost ......................        $  345,159       $   18,077
                                                    ============================
    At market value (Note 2) ...............        $  345,159       $   18,077
Cash .......................................              --                 72
Interest receivable ........................             3,567              165
Other assets ...............................                12                3
                                                    ----------------------------
TOTAL ASSETS ...............................           348,738           18,317
                                                    ----------------------------

LIABILITIES
Bank overdraft .............................               590               --
Dividends payable ..........................               469               54
Payable to affiliates (Note 4) .............               192                9
Other accrued expenses and liabilities .....                37               10
                                                    ----------------------------
TOTAL LIABILITIES ..........................             1,288               73
                                                    ----------------------------

NET ASSETS .................................        $  347,450       $   18,244
                                                    ============================

NET ASSETS CONSIST OF:
Paid-in capital ............................        $  347,452       $   18,257
Accumulated net realized losses from security
  transactions .............................                (2)             (13)
                                                    ----------------------------
NET ASSETS .................................        $  347,450       $   18,244
                                                    ============================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares .....        $  214,561       $   18,244
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) (Note 5) ...................           214,557           18,257
                                                    ============================
Net asset value, offering price and redemption
  price per share (Note 2) .................        $     1.00       $     1.00
                                                    ============================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares       $  132,889       $     --
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) (Note 5) ...................           132,895             --
                                                    ============================
Net asset value, offering price and redemption
  price per share (Note 2) .................        $     1.00       $     --
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
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                                        8
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

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000
================================================================================
                                                     TAX-FREE       OHIO INSURED
                                                   INTERMEDIATE       TAX-FREE
(000'S)                                             TERM FUND           FUND
--------------------------------------------------------------------------------

ASSETS
Investment securities:
    At acquisition cost ....................        $   39,584       $   62,488
                                                    ============================
    At amortized cost ......................        $   39,401       $   62,405
                                                    ============================
    At market value (Note 2) ...............        $   39,571       $   63,628
Cash .......................................               100              758
Interest receivable ........................               628              590
Receivable for capital shares sold .........                25              504
Other assets ...............................                19               12
                                                    ----------------------------
TOTAL ASSETS ...............................            40,343           65,492
                                                    ----------------------------

LIABILITIES
Dividends payable ..........................                33               80
Payable for capital shares redeemed ........                79            1,218
Payable for securities purchased ...........                --              957
Payable to affiliates (Note 4) .............                26               35
Other accrued expenses and liabilities .....                14               17
                                                    ----------------------------
TOTAL LIABILITIES ..........................               152            2,307
                                                    ----------------------------

NET ASSETS .................................        $   40,191       $   63,185
                                                    ============================

NET ASSETS CONSIST OF:
Paid-in capital ............................        $   40,861       $   62,286
Accumulated net realized losses from security
  transactions .............................              (840)            (324)
Net unrealized appreciation on investments .               170            1,223
                                                    ----------------------------
NET ASSETS .................................        $   40,191       $   63,185
                                                    ============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ....        $   36,817       $   59,600
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) (Note 5) ......................             3,446            5,207
                                                    ============================
Net asset value and redemption price per
  share (Note 2) ...........................        $    10.68       $    11.45
                                                    ============================
Maximum offering price per share (Note 2) ..        $    11.21       $    12.02
                                                    ============================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ....        $    3,374       $    3,585
                                                    ============================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value) (Note 5) ......................               316              313
                                                    ============================
Net asset value and redemption price per
  share (Note 2) ...........................        $    10.68       $    11.44
                                                    ============================
Maximum offering price per share (Note 2) ..        $    10.82       $    11.58
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
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                                        9
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

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
================================================================================
                                                                     CALIFORNIA
                                                     TAX-FREE         TAX-FREE
(000'S)                                             MONEY FUND       MONEY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income ............................        $    1,079       $    2,209
                                                    ----------------------------

EXPENSES
Investment advisory fees (Note 4) ..........               134              317
Accounting services fees (Note 4) ..........                30               36
Transfer agent fees (Note 4) ...............                30               27
Distribution expenses (Note 4) .............                 2               34
Custodian fees .............................                12               19
Postage and supplies .......................                17                6
Professional fees ..........................                 9               11
Registration fees ..........................                14                6
Trustees' fees and expenses ................                 8                9
Reports to shareholders ....................                 5                3
Pricing expenses ...........................                 2                5
Insurance expense ..........................                 1                4
Other expenses .............................                 2                1
                                                    ----------------------------
TOTAL EXPENSES .............................               266              478
Fees waived by the Adviser (Note 4) ........               (28)             --
                                                    ----------------------------
NET EXPENSES ...............................               238              478
                                                    ----------------------------

NET INVESTMENT INCOME ......................               841            1,731
                                                    ----------------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS              --                13
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .        $      841       $    1,744
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
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                                       10
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

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
================================================================================
                                                       OHIO           FLORIDA
                                                     TAX-FREE         TAX-FREE
(000'S)                                             MONEY FUND       MONEY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income ............................        $   14,723       $      968
                                                    ----------------------------
EXPENSES
Investment advisory fees (Note 4) ..........             1,689              133
Distribution expenses, Retail class (Note 4)               510               16
Accounting services fees (Note 4) ..........                73               41
Transfer agent fees, Retail class (Note 4) .                72               12
Transfer agent fees, Institutional class (Note 4)           12               10
Custodian fees (Note 4) ....................                65               13
Insurance expense ..........................                43                4
Postage and supplies .......................                39                2
Professional fees ..........................                28                8
Registration fees ..........................                24                1
Trustees' fees and expenses ................                 8                8
Pricing expenses ...........................                11                3
Reports to shareholders ....................                 5                1
Other expenses .............................                13                3
                                                    ----------------------------
TOTAL EXPENSES .............................             2,592              255
Fees waived by the Adviser (Note 4) ........               (80)             (82)
                                                    ----------------------------
NET EXPENSES ...............................             2,512              173

NET INVESTMENT INCOME ......................            12,211              795
                                                    ----------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS             (12)              (2)
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .        $   12,199       $      793
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       11
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

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000
================================================================================
                                                     TAX-FREE       OHIO INSURED
                                                   INTERMEDIATE        TAX-FREE
(000'S)                                             TERM FUND            FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest income ............................        $    2,571       $    3,672
                                                    ----------------------------

EXPENSES
Investment advisory fees (Note 4) ..........               236              315
Transfer agent fees, Class A (Note 4) ......                48               30
Transfer agent fees, Class C (Note 4) ......                12               12
Accounting services fees (Note 4) ..........                45               48
Distribution expenses, Class A (Note 4) ....                31                6
Distribution expenses, Class C (Note 4) ....                16               18
Postage and supplies .......................                33               17
Registration fees, Common ..................                 5                6
Registration fees, Class A .................                10                4
Registration fees, Class C .................                 9                2
Pricing expenses ...........................                12               13
Custodian fees .............................                10               13
Professional fees ..........................                11               11
Trustees' fees and expenses ................                 8                8
Reports to shareholders ....................                 9                6
Insurance expense ..........................                 3                5
Other expenses .............................                 3                5
TOTAL EXPENSES .............................               501              519
Fees waived by the Adviser (Note 4) ........                (5)             (14)
                                                    ----------------------------
NET INVESTMENT INCOME ......................             2,075            3,167
                                                    ----------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions            (478)            (250)
Net change in unrealized appreciation/depreciation
  on investments ...........................              (481)          (1,307)
                                                    ----------------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS         (959)          (1,557)
                                                    ----------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .        $    1,116       $    1,610
                                                    ============================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       12
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                                                              CALIFORNIA
                                                                      TAX-FREE                 TAX-FREE
                                                                     MONEY FUND               MONEY FUND
                                                                ----------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED
                                                                JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
(000'S)                                                           2000        1999         2000        1999
--------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income ......................................    $    841    $    783     $  1,731    $  1,401
Net realized gains (losses) from security transactions .....          --          (2)          13         (12)
                                                                ----------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................         841         781        1,744       1,389
                                                                ----------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income .................................        (847)       (777)      (1,731)     (1,401)
                                                                ----------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
    Proceeds from shares sold ..............................      48,617      48,307      333,265     196,122
    Reinvested distributions ...............................         839         751        1,665       1,332
    Payments for shares redeemed ...........................     (49,490)    (61,211)    (320,010)   (190,488)
                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
    SHARE TRANSACTIONS .....................................         (34)    (12,153)      14,920       6,966
                                                                ----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....................         (40)    (12,149)      14,933       6,954

NET ASSETS
Beginning of year ..........................................      25,234      37,383       47,967      41,013
                                                                ----------------------------------------------
End of year ................................................    $ 25,194    $ 25,234     $ 62,900    $ 47,967
                                                                ==============================================
UNDISTRIBUTED NET INVESTMENT INCOME ........................    $   --      $      6     $   --      $   --
                                                                ==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       13
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                                        OHIO                   FLORIDA
                                                                      TAX-FREE                 TAX-FREE
                                                                     MONEY FUND               MONEY FUND
                                                                ----------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED
                                                                JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
(000'S)                                                           2000        1999         2000        1999
--------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income ......................................    $ 12,211    $ 10,174     $    795    $  1,596
Net realized losses from security transactions .............         (12)         (3)          (2)        (11)
                                                                ----------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................      12,199      10,171          793       1,585
                                                                ----------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Retail .........................      (6,796)     (5,927)        (521)       (501)
 From net investment income, Institutional ..................      (5,415)     (4,247)        (274)     (1,095)
 From net realized gains, Retail ............................        --          --           --            (6)
 From net realized gains, Institutional .....................        --          --           --           (16)
                                                                ----------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ..........................................     (12,211)    (10,174)        (795)     (1,618)
                                                                ----------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
RETAIL
Proceeds from shares sold ..................................     392,668     455,007       32,945      29,958
Reinvested distributions ...................................       6,577       5,786          448         495
Payments for shares redeemed ...............................    (399,368)   (451,416)     (36,511)    (23,442)
                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  RETAIL SHARE TRANSACTIONS ................................        (123)      9,377       (3,118)      7,011

INSTITUTIONAL
Proceeds from shares sold ..................................     322,144     459,806       45,795      67,739
Reinvested distributions ...................................         472          18           52         427
Payments for shares redeemed ...............................    (365,828)   (398,983)     (61,138)   (102,016)
                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  INSTITUTIONAL SHARE TRANSACTIONS .........................     (43,212)     60,841      (15,291)    (33,850)
                                                                ----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....................     (43,347)     70,215      (18,411)    (26,872)

NET ASSETS
Beginning of year ..........................................     390,797     320,582       36,655      63,527
                                                                ----------------------------------------------
End of year ................................................    $347,450    $390,797     $ 18,244    $ 36,655
                                                                ==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       14
                                      ----

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                                      TAX-FREE               OHIO INSURED
                                                                    INTERMEDIATE               TAX-FREE
                                                                     TERM FUND                   FUND
                                                                ----------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED
                                                                JUNE 30,    JUNE 30,     JUNE 30,    JUNE 30,
(000'S)                                                           2000        1999         2000        1999
--------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income ......................................    $  2,075    $  2,320     $  3,167    $  3,294
Net realized gains (losses) from security transactions .....        (478)        634         (250)        353
Net change in unrealized appreciation/depreciation
  on investments ...........................................        (481)     (1,787)      (1,307)     (2,151)
                                                                ----------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................       1,116       1,167        1,610       1,496
                                                                ----------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income, Class A ........................      (1,930)     (2,149)      (2,986)     (3,095)
 From net investment income, Class C ........................        (145)       (171)        (181)       (199)
 From net realized gains, Class A ...........................        --          --           --        (1,554)
 From net realized gains, Class C ...........................        --          --           --          (115)
                                                                ----------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS ..........................................      (2,075)     (2,320)      (3,167)     (4,963)
                                                                ----------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
Proceeds from shares sold ..................................      10,950      13,620       66,103     142,439
Reinvested distributions ...................................       1,548       1,723        2,115       3,500
Payments for shares redeemed ...............................     (22,700)    (19,292)     (69,927)   (149,279)
                                                                ----------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS .......................................     (10,202)     (3,949)      (1,709)     (3,340)
                                                                ----------------------------------------------
CLASS C
Proceeds from shares sold ..................................         899       2,454          138         550
Reinvested distributions ...................................         131         158          152         268
Payments for shares redeemed ...............................      (2,211)     (2,620)      (1,316)     (1,038)
                                                                ----------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS C
  SHARE TRANSACTIONS .......................................      (1,181)         (8)      (1,026)       (220)
                                                                ----------------------------------------------

TOTAL DECREASE IN NET ASSETS ...............................     (12,342)     (5,110)      (4,292)     (7,027)

NET ASSETS
Beginning of year ..........................................      52,533      57,643       67,477      74,504
                                                                ----------------------------------------------
End of year ................................................    $ 40,191    $ 52,533     $ 63,185    $ 67,477
                                                                ==============================================

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       15
                                      ----

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=======================================================================================================
                                            Per Share Data for a Share Outstanding Throughout Each Year
-------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ---------------------------------------------------------
                                                2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ---------------------------------------------------------
Net investment income ....................       0.032       0.027       0.030       0.029       0.031
                                              ---------------------------------------------------------
Dividends from net investment income .....      (0.032)     (0.027)     (0.030)     (0.029)     (0.031)
                                              ---------------------------------------------------------
Net asset value at end of year ...........    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              =========================================================
Total return .............................        3.22%       2.75%       3.03%       2.89%       3.15%
                                              =========================================================
Net assets at end of year (000's) ........    $ 25,194    $ 25,234    $ 37,383    $ 30,126    $ 25,342
                                              =========================================================
Ratio of net expenses to
  average net assets(A) ..................        0.89%       0.89%       0.92%       0.99%       0.99%
Ratio of net investment income to
  average net assets .....................        3.15%       2.74%       2.98%       2.85%       3.09%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 1.00% and 0.95% for the years ended June 30, 2000 and 1999, respectively (Note 4).

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ------------------------------------------------------------
Net investment income ....................       0.027       0.025       0.029       0.028       0.029
                                              ------------------------------------------------------------
Dividends from net investment income .....      (0.027)     (0.025)     (0.029)     (0.028)     (0.029)
                                              ------------------------------------------------------------
Net asset value at end of year ...........    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ============================================================
Total return .............................        2.75%       2.56%       2.94%       2.81%       2.95%
                                              ============================================================
Net assets at end of year (000's) ........    $ 62,900    $ 47,967    $ 41,013    $ 32,186    $ 36,122
                                              ============================================================
Ratio of net expenses to
  average net assets .....................        0.75%       0.75%       0.77%       0.80%       0.80%(A)
Ratio of net investment income to
  average net assets .....................        2.72%       2.52%       2.89%       2.76%       2.88%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82% for the year ended June 30, 1996.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       16
                                      ----

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ------------------------------------------------------------
Net investment income ....................       0.031       0.027       0.030       0.030       0.031
                                              ------------------------------------------------------------
Dividends from net investment income .....      (0.031)     (0.027)     (0.030)     (0.030)     (0.031)
                                              ------------------------------------------------------------
Net asset value at end of year ...........    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ============================================================
Total return .............................        3.09%       2.73%       3.07%       2.99%       3.14%
                                              ============================================================
Net assets at end of year (000's) ........    $214,561    $214,691    $205,316    $166,719    $240,323
                                              ============================================================
Ratio of net expenses to
  average net assets(A) ..................        0.75%       0.75%       0.75%       0.75%       0.75%
Ratio of net investment income to
  average net assets .....................        3.04%       2.68%       3.02%       2.93%       3.09%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77%, 0.77%, 0.76% and 0.77% for the years ended June 30, 2000, 1999, 1998 and 1997, respectively (Note 4).


OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
==============================================================================================
                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------
                                                                                   PERIOD
                                                     YEAR ENDED JUNE 30,            ENDED
                                              ----------------------------------   JUNE 30,
                                                2000        1999        1998       1997(A)
----------------------------------------------------------------------------------------------

Net asset value at beginning of period ...    $  1.000    $  1.000    $  1.000    $  1.000
                                              ------------------------------------------------
Net investment income ....................       0.033       0.029       0.033       0.016
                                              ------------------------------------------------
Dividends from net investment income .....      (0.033)     (0.029)     (0.033)     (0.016)
                                              ------------------------------------------------
Net asset value at end of period .........    $  1.000    $  1.000    $  1.000    $  1.000
                                              ================================================
Total return .............................        3.35%       2.98%       3.33%       3.31%(C)
                                              ================================================
Net assets at end of period (000's) ......    $132,889    $176,106    $115,266    $ 97,589
                                              ================================================
Ratio of net expenses to average net
  assets(B) ..............................        0.50%       0.50%       0.50%       0.50%(C)
Ratio of net investment income to average
  net assets .............................        3.25%       2.93%       3.27%       3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.52%, 0.51%, 0.52% and 0.56%(C) for the periods ended June 30, 2000, 1999, 1998 and 1997, respectively (Note 4).

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       17
                                      ----

FLORIDA TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ------------------------------------------------------------
Net investment income ....................       0.030       0.026       0.030       0.029       0.032
                                              ------------------------------------------------------------
Dividends from net investment income .....      (0.030)     (0.026)     (0.030)     (0.029)     (0.032)
                                              ------------------------------------------------------------
Net asset value at end of year ...........    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ============================================================
Total return .............................        3.05%       2.68%       3.03%       2.90%       3.29%
                                              ============================================================
Net assets at end of year (000's) ........    $ 18,244    $ 21,371    $ 14,368    $ 22,434    $ 28,906
                                              ============================================================
Ratio of net expenses to
  average net assets(A) ..................        0.73%       0.75%       0.75%       0.75%       0.61%
Ratio of net investment income to
  average net assets .....................        2.98%       2.58%       2.98%       2.85%       3.24%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.00%, 0.98%, 0.95%, 0.94% and 0.80% for the years ended June 30, 2000, 1999, 1998, 1997 and
     1996, respectively (Note 4).

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       18
                                      ----

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  10.87    $  11.12    $  11.01    $  10.85    $  10.86
                                              ------------------------------------------------------------
Income from investment operations:
  Net investment income ..................        0.48        0.48        0.50        0.50        0.50
  Net realized and unrealized gains (losses)
    on investments .......................       (0.19)      (0.25)       0.11        0.16       (0.01)
                                              ------------------------------------------------------------
Total from investment operations .........        0.29        0.23        0.61        0.66        0.49
                                              ------------------------------------------------------------
Dividends from net investment income .....       (0.48)      (0.48)      (0.50)      (0.50)      (0.50)
                                              ------------------------------------------------------------
Net asset value at end of year ...........    $  10.68    $  10.87    $  11.12    $  11.01    $  10.85
                                              ============================================================
Total return(A) ..........................        2.75%       2.07%       5.63%       6.19%       4.51%
                                              ============================================================
Net assets at end of year (000's) ........    $ 36,817    $ 47,899    $ 52,896    $ 58,485    $ 67,675
                                              ============================================================
Ratio of net expenses to average net assets       0.99%(B)    0.99%       0.99%       0.99%       0.99%

Ratio of net investment income to
  average net assets .....................        4.47%       4.33%       4.50%       4.55%       4.52%

Portfolio turnover rate ..................          41%         51%         36%         30%         37%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.00% for the year ended June 30, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       19
                                      ----

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  10.88    $  11.12    $  11.01    $  10.85    $  10.86
                                              ------------------------------------------------------------

Income from investment operations:
  Net investment income ..................        0.40        0.40        0.42        0.43        0.44
  Net realized and unrealized gains (losses)
    on investments .......................       (0.20)      (0.24)       0.11        0.16       (0.01)
                                              ------------------------------------------------------------
Total from investment operations .........        0.20        0.16        0.53        0.59        0.43
                                              ------------------------------------------------------------

Dividends from net investment income .....       (0.40)      (0.40)      (0.42)      (0.43)      (0.44)
                                              ------------------------------------------------------------

Net asset value at end of year ...........    $  10.68    $  10.88    $  11.12    $  11.01    $  10.85
                                              ============================================================
Total return(A) ..........................        1.88%       1.40%       4.85%       5.49%       4.00%
                                              ============================================================

Net assets at end of year (000's) ........    $  3,374    $  4,634    $  4,747    $  5,161    $  5,239
                                              ============================================================

Ratio of net expenses to average net assets       1.74%(B)    1.74%       1.74%       1.65%       1.49%

Ratio of net investment income to
  average net assets .....................        3.72%       3.58%       3.75%       3.89%       4.02%

Portfolio turnover rate ..................          41%         51%         36%         30%         37%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.76% for the year ended June 30, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       20
                                      ----

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  11.74    $  12.37    $  12.22    $  11.97    $  11.99
                                              ------------------------------------------------------------

Income from investment operations:
  Net investment income ..................        0.58        0.58        0.61        0.61        0.62
  Net realized and unrealized gains (losses)
    on investments .......................       (0.29)      (0.34)       0.23        0.25       (0.02)
                                              ------------------------------------------------------------
Total from investment operations .........        0.29        0.24        0.84        0.86        0.60
                                              ------------------------------------------------------------
Less distributions:
  Dividends from net investment income ...       (0.58)      (0.58)      (0.61)      (0.61)      (0.62)
  Distributions from net realized gains ..         --        (0.29)      (0.08)        --          --
                                              ------------------------------------------------------------
Total distributions ......................       (0.58)      (0.87)      (0.69)      (0.61)      (0.62)
                                              ------------------------------------------------------------

Net asset value at end of year ...........    $  11.45    $  11.74    $  12.37    $  12.22    $  11.97
                                              ============================================================

Total return(A) ..........................        2.60%       1.81%       7.03%       7.36%       5.05%
                                              ============================================================

Net assets at end of year (000's) ........    $ 59,600    $ 62,737    $ 69,289    $ 70,816    $ 75,938
                                              ============================================================

Ratio of net expenses to
  average net assets .....................        0.75%(B)    0.75%       0.75%       0.75%       0.75%

Ratio of net investment income to
  average net assets .....................        5.08%       4.72%       4.95%       5.05%       5.12%

Portfolio turnover rate ..................          66%         26%         41%         33%         46%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% for the year ended June 30, 2000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       21
                                      ----

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
==========================================================================================================
                                               Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------
                                                                Year Ended June 30,
                                              ------------------------------------------------------------
                                                2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .....    $  11.74    $  12.37    $  12.22    $  11.97    $  12.00
                                              ------------------------------------------------------------

Income from investment operations:
  Net investment income ..................        0.49        0.49        0.52        0.53        0.56
  Net realized and unrealized gains
    (losses) on investments ..............       (0.30)      (0.34)       0.23        0.25       (0.03)
                                              ------------------------------------------------------------
Total from investment operations .........        0.19        0.15        0.75        0.78        0.53
                                              ------------------------------------------------------------

Less distributions:
  Dividends from net investment income ...       (0.49)      (0.49)      (0.52)      (0.53)      (0.56)
  Distributions from net realized gains ..        --         (0.29)      (0.08)       --          --
                                              ------------------------------------------------------------

Total distributions ......................       (0.49)      (0.78)      (0.60)      (0.53)      (0.56)
                                              ------------------------------------------------------------

Net asset value at end of year ...........    $  11.44    $  11.74    $  12.37    $  12.22    $  11.97
                                              ============================================================

Total return(A) ..........................        1.75%       1.05%       6.24%       6.65%       4.44%
                                              ============================================================

Net assets at end of year (000's) ........    $  3,585    $  4,740    $  5,215    $  4,639    $  3,972
                                              ============================================================

Ratio of net expenses to
  average net assets(B) ..................        1.50%       1.50%       1.50%       1.42%       1.25%

Ratio of net investment income to
  average net assets .....................        4.42%       3.97%       4.20%       4.37%       4.62%

Portfolio turnover rate ..................          66%         26%         41%         33%         46%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.56% for the year ended June 30, 2000.

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       22
                                      ----

NOTES TO FINANCIAL STATEMENTS
June 30, 2000
================================================================================

1.   ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is
registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Ohio Tax-Free Money Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the
Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       23
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.25% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements (Note 7).

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price) (Note 7).

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       24
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

When-issued securities -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 2000, the market value of securities segregated for these types of transactions for the Tax-Free Intermediate Term Fund was $1,005,690 and $1,050,680 for the Ohio Insured Tax-Free Fund.

Allocations between classes -- Investment income earned by the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       25
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2000:

--------------------------------------------------------------------------------
                                                        TAX-FREE    OHIO INSURED
                                                      INTERMEDIATE    TAX-FREE
(000'S)                                                 TERM FUND        FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation ....................       $  594        $1,581
Gross unrealized depreciation ....................         (424)         (358)
                                                         -----------------------
Net unrealized appreciation ......................       $  170        $1,223
                                                         =======================
--------------------------------------------------------------------------------

The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 2000, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                                       EXPIRES
FUND                                                       AMOUNT      JUNE 30
--------------------------------------------------------------------------------
Tax-Free Money Fund ..............................        $    409       2003
                                                               564       2004
                                                             2,865       2008

California Tax-Free Money Fund ...................        $    447       2007

Ohio Tax-Free Money Fund .........................        $     90       2004
                                                             2,952       2008

Florida Tax-Free Money Fund ......................        $  4,527       2007
                                                             6,777       2008

Tax-Free Intermediate Term Fund ..................        $313,244       2004

Ohio Insured Tax-Free Fund .......................        $ 35,418       2008
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2000:

--------------------------------------------------------------------------------
                                                        TAX-FREE    OHIO INSURED
                                                      INTERMEDIATE    TAX-FREE
(000'S)                                                 TERM FUND        FUND
--------------------------------------------------------------------------------

Purchases of investment securities ...............      $18,236       $41,760
Proceeds from sales and maturities of
  investment securities ..........................      $28,705       $39,561
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       26
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisers, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (IFS), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and IFS are each wholly-owned indirect subsidiaries of the Western and Southern Life Insurance Companies.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the year ended June 30, 2000, the Adviser waived investment advisory fees of $27,592 for the Tax-Free Money Fund, $80,268 for the Ohio Tax-Free Money Fund, $5,375 for the Tax-Free Intermediate Fund and $13,994 for the Ohio Insured Tax-Free Fund. The Adviser waived $65,561 of investment advisory fees and $16,937 of other operating expenses for the Florida Tax-Free Money Fund for the year ended June 30, 2000.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and IFS, IFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and IFS, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $3,500 per month from the Florida Tax-Free Money Fund, and $4,000 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       27
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,231 and $4,477 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 2000. In addition, the Underwriter collected $4,443 and $565 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of June 30, 2000. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington National Bank, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of June 30, 2000. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       28
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

---------------------------------------------------------------------------------------------
                                                TAX-FREE INTERMEDIATE        OHIO INSURED
                                                      TERM FUND              TAX-FREE FUND
---------------------------------------------------------------------------------------------
                                                   YEAR        YEAR        YEAR        YEAR
                                                  ENDED       ENDED       ENDED       ENDED
                                                 JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
(000'S)                                            2000        1999        2000        1999
---------------------------------------------------------------------------------------------
CLASS A
Shares sold ................................       1,024       1,222       5,795      11,637
Shares reinvested ..........................         145         154         185         287
Shares redeemed ............................      (2,128)     (1,729)     (6,116)    (12,181)
                                                  -------------------------------------------
Net decrease in shares outstanding .........        (959)       (353)       (136)       (257)
Shares outstanding, beginning of year ......       4,405       4,758       5,343       5,600
                                                  -------------------------------------------
Shares outstanding, end of year ............       3,446       4,405       5,207       5,343
                                                  ===========================================
CLASS C
Shares sold ................................          84         219          12          45
Shares reinvested ..........................          12          14          13          22
Shares redeemed ............................        (206)       (234)       (116)        (85)
                                                  -------------------------------------------
Net decrease in shares outstanding .........        (110)         (1)        (91)        (18)
Shares outstanding, beginning of year ......         426         427         404         422
                                                  -------------------------------------------
Shares outstanding, end of year ............         316         426         313         404
                                                  ===========================================
---------------------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       29
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

6.   PORTFOLIO COMPOSITION

As of June 30, 2000, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 94.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2000, 26.6% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, and 13.3% in the State of Illinois. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2000, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2000, 43.4% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 28.5% were rated AA/Aa, 26.3% were rated A/A and 1.5% were not rated.

As of June 30, 2000, 73.9% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 60.2% of its portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       30
                                      ----

NOTES TO FINANCIAL STATEMENTS
(Continued)
================================================================================

The concentration of investments for each Fund as of June 30, 2000, classified by revenue source, was as follows:

------------------------------------------------------------------------------------------------------------------
                                                              CALIFORNIA    OHIO     FLORIDA    TAX-FREE     OHIO
                                                    TAX-FREE   TAX-FREE   TAX-FREE   TAX-FREE INTERMEDIATE  INSURED
                                                     MONEY      MONEY      MONEY      MONEY       TERM     TAX-FREE
                                                      FUND       FUND       FUND       FUND       FUND       FUND
------------------------------------------------------------------------------------------------------------------
General Obligations ............................       6.8%       7.7%      16.4%       0.5%      16.3%      49.7%
Revenue Bonds:
        Industrial Development/Pollution Control      45.5%      20.8%      17.9%       4.6%       6.8%        --
        Hospital/Health Care ...................       7.1%      17.6%      21.0%      22.4%      20.2%      14.5%
        Utilities ..............................       7.4%      16.1%      19.9%      15.5%      10.1%      10.1%
        Bank & Financial .......................        --         --        1.4%       2.8%        --         --
        Education ..............................       6.5%       5.6%       8.0%       8.3%      16.5%      11.2%
        Housing/Mortgage .......................       2.0%       4.7%       4.4%      19.1%      11.9%       5.3%
        Economic Development ...................      18.8%      16.5%       7.0%       7.3%       2.6%       1.6%
        Public Facilities ......................       2.6%       0.2%       1.9%       5.0%       7.3%       2.6%
        Transportation .........................        --        0.5%       0.3%       0.6%       4.4%       3.0%
        Special Tax ............................        --        0.6%       0.3%       0.6%       2.6%        --
        Leases .................................        --        2.6%        --         --         --         --
        Miscellaneous ..........................       3.4%       7.1%       1.6%      13.3%       1.3%       2.1%
                                                     -------------------------------------------------------------
Total ..........................................     100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                                                     =============================================================

7.   MAXIMUM OFFERING PRICE PER SHARE

Effective August 1, 1999, for accounts opened after July 31, 1999, the maximum offering price per share of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). Effective August 1, 1999, for all accounts, the maximum offering price per share of Class C shares of each Fund is equal to the net asset value per share plus a sales load equal to 1.27% of the net asset value (or 1.25% of the offering price).

8.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, each Fund designates its respective dividends paid from net investment income during the year ended June 30, 2000, as "exempt-interest dividends." Ninety-nine percent of the interest income earned by the California Tax-Free Money Fund was derived from securities issued in the state of California.

9.   FLORIDA TAX-FREE MONEY FUND - INSTITUTIONAL

Effective April 28, 2000, the Florida Tax-Free Money Fund - Institutional Class closed and the shares were moved into the Retail Class.

10.  NAME CHANGE

Effective May 1, 2000, the Countrywide Tax-Free Trust changed its name to Touchstone Tax-Free Trust. Countrywide Fund Services, Inc. changed its name to Integrated Fund Services, Inc. Touchstone Advisors, Inc., upon shareholder approval, became the new advisor for the Funds in the Trust. Fort Washington Investment Advisors, Inc., upon shareholder approval, became the sub-advisor for the Funds in the Trust. Touchstone Securities, Inc., became the underwriter/distributor for the Funds in the Trust.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       31
                                      ----

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 21.7%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      100    Brownsburg, IN, Multi-School Bldg. Corp. Rev ...............................     9.750    07/01/00    $      100
       100    Washington St. Public Power Supply Sys. Rev.,
                Ser. C (Nuclear Proj. No. 1), Prerefunded @ 102 ..........................     8.000    07/01/00           102
       155    Aransas Pass, TX, GO .......................................................     4.200    08/01/00           155
       200    Floresville, TX, Electric Light and Power Sys. Rev .........................     5.570    08/15/00           200
       250    American Municipal Power Sys. Impt. BANS (City Of Bryan Proj.) .............     4.750    08/25/00           250
       200    Johnson Co., KS, USD No. 233 GO ............................................     5.500    09/01/00           201
       660    Westminster CO, COP ........................................................     3.800    09/01/00           660
       100    Ohio St. Bldg. Auth. Rev. St. Fac. (Das Data Center Proj.) .................     4.000    10/01/00           100
       400    New Knoxville, OH, Waterworks Sys. BANS ....................................     4.250    10/05/00           400
       450    Crestline Village, OH, Swimming Pool Impt. BANS ............................     4.470    11/16/00           451
       100    Westmoreland Co., PA, Municipal Auth. Serv. Rev.,
                Ser. M, Prerefunded @ 100 ................................................     7.250    12/01/00           100
       520    American Municipal Power Sys. Impt. BANS (Wellington Village Proj.) ........     4.300    12/15/00           520
       501    American Municipal Power Sys. Impt. BANS (Milan Village Proj.) .............     4.450    01/19/01           501
       500    American Municipal Power Sys.Equipment BANS
                (Distributive Generation Proj.) ..........................................     5.250    01/19/01           498
       185    College Station, TX, Utility System Rev ....................................     5.875    02/01/01           186
       105    San Antonio, TX, Electric & Gas Rev ........................................     5.200    02/01/01           105
       200    Webb Co., TX, COP ..........................................................     4.550    02/01/01           200
       300    Richardson, TX, ISD, GO ....................................................     4.750    02/15/01           300
       430    American Municipal Power Sys. Impt. BANS (Bradner Village Proj.) ...........     4.900    03/23/01           430
----------                                                                                                          ----------
$    5,456    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $5,459) ....................................................                          $    5,459
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       32
                                      ----

TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 51.7%                                         RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      500    Arapahoe Co., CO, IDR (Denver JetCenter Proj.) .............................     4.550    07/01/00    $      500
       200    Illinois Health Fac. Auth. Rev., Ser. B (Elmhurst Memorial Hosp.) ..........     4.700    07/01/00           200
     1,100    Puerto Rico Commonwealth Trans, Ser. A-1 ...................................     4.750    07/01/00         1,100
     1,000    University Athletic Association, FL, Capital Impt. Rev
                (Univ. of Florida Stadium Proj.) .........................................     4.750    07/01/00         1,000
       900    Eddyville, IA, IDR (Heartland Lysine, Inc.) ................................     5.350    07/05/00           900
       700    San Rafael, CA, IDR Bonds (Phoenix American Inc.) ..........................     5.000    07/05/00           700
     1,100    Scio Twnp., MI, EDR ........................................................     4.900    07/05/00         1,100
       505    Brooklyn Park, MN, IDR (Schmidt Proj.) .....................................     5.050    07/06/00           505
       475    Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..................................     5.050    07/06/00           475
       245    Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..................................     5.300    07/06/00           245
       649    Franklin Park, IL, Rev., Ser. 1994 (A.M. Castle & Co. Proj.) ...............     5.150    07/06/00           649
     1,395    Harvard, IL, Health Care Fac. Rev., Ser. 1998
                (Harvard Memorial Hosp. Proj.) ...........................................     4.950    07/06/00         1,395
       200    Hope, AR, IDR, Ser. A (Champion Parts, Inc. Proj.) .........................     5.150    07/06/00           200
       973    Kansas City, MO, IDR (A.M. Castle & Co. Proj.) .............................     5.150    07/06/00           973
     1,235    Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ........................     5.200    07/06/00         1,235
     1,000    Payne Co., OK, EDR, Ser. A (Collegiate Hsg. Foundation) ....................     4.750    07/06/00         1,000
       188    Rosemont, IL. IDR, (A.M. Castle & Co. Proj.) ...............................     5.150    07/06/00           188
       660    Wakarusa, IN, EDR (MMM-Invest Inc. Proj.) ..................................     5.000    07/06/00           660
----------                                                                                                          ----------
$   13,025    TOTAL FLOATING & VARIABLE DEMAND NOTES
----------    (Amortized Cost $13,025) ...................................................                          $   13,025
                                                                                                                    ----------

------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      ADJUSTABLE RATE PUT BONDS-- 26.4%                                                RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      620    Lexington-Fayette Co., KY, Urban Govt. Rev. (Providence Montessori) ........     4.250    07/01/00    $      620
       505    Buckeye Tax-Exempt Mtg. Bond Trust .........................................     4.520    08/01/00           503
     1,110    Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ................................     4.350    08/15/00         1,110
       200    Fairfield, OH, IDR ARPB (Skyline Chili, Inc. Proj.) ........................     5.000    09/01/00           200
     1,200    Owensboro, KY, IDR, Ser. 1985 (Dart Container) .............................     4.700    09/01/00         1,200
       270    Portage Co., OH, IDR (Neidlinger Proj.) ....................................     4.600    09/01/00           270
       255    Summit Co., OH, IDR (Keltec Inc. Proj.) ....................................     4.600    09/01/00           255
       500    Summit Co., OH, IDR (Struktol Co. America Proj.) ...........................     4.600    09/01/00           500
       265    Summit Co., OH, IDR (Triscari Proj.) .......................................     4.600    09/01/00           265
       140    Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..................................     4.510    10/01/00           140
       120    Richland Co., OH, IDR (Robon Partnership Proj.) ............................     4.650    10/01/00           120
       465    Summit Co., OH, IDR (L & W Mfg. Proj.) .....................................     4.650    10/01/00           465
     1,000    Westmoreland Co., PA, IDR (White Consolidated Industries) ..................     5.170    12/01/00         1,000
----------                                                                                                          ----------
$    6,650    TOTAL ADJUSTABLE RATE PUT BONDS (AMORTIZED COST $6,648) ....................                          $    6,648
----------                                                                                                          ----------

$   25,131    TOTAL INVESTMENT SECURITIES-- 99.8%
==========    (Amortized Cost $25,132) ...................................................                          $   25,132

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2% ...............................                                  62
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   25,194
                                                                                                                    ==========

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       33
                                      ----

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 27.6%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      200    California Health Fac. Fin. Auth. Rev., Ser. B (Catholic Health Facs.) .....     4.250    07/01/00    $      200
       155    California Health Fac. Fin. Auth. Rev., Ser. B (Children's Hosp.),
                Prerefunded @ 102 ........................................................     6.500    07/01/00           158
       200    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev.,
                Ser. A (Proposition C) ...................................................     5.500    07/01/00           200
       400    Los Angeles Co., CA, Trans. Comm. Sales Tax Rev., Ser. B ...................     5.600    07/01/00           400
       500    Puerto Rico Commonwealth Public Impt. GO, Ser. B ...........................     5.500    07/01/00           500
       165    Sacramento, CA, Utility Dist. Rev., Ser. 7 .................................     5.000    07/01/00           165
       200    Sacramento, CA, Utility Dist. Rev., Ser. 7 .................................     5.850    07/01/00           200
       335    San Francisco, CA, Bay Area Rapid Trans. Dist. Sales Tax Rev.,
                Prerefunded @ 102 ........................................................     6.750    07/01/00           342
       350    Southern California Rapid Trans. Dist. COP (Workers Comp.) .................     7.625    07/01/00           350
     1,000    Fremont, CA, USD, Alameda Co. TRANS ........................................     4.000    07/28/00         1,000
       255    Berkeley, CA, USD GO, Ser. D ...............................................     8.250    08/01/00           256
       100    California St. Dept. of Veteran Affairs Home Purchase Rev., Ser. A .........     6.450    08/01/00           100
       250    California St. GO ..........................................................     5.000    08/01/00           250
       800    California St. GO ..........................................................     6.900    08/01/00           802
       200    Castaic Lake, CA, COP Water Sys. Impt. Rev .................................     6.750    08/01/00           201
       365    Jefferson, CA, USD GO, Ser. A ..............................................     5.750    08/01/00           366
       160    Long Beach, CA USD GO, Ser. A ..............................................     7.500    08/01/00           161
     1,040    Los Angeles Co.,CA, Schools Regionalized Business Svcs. Rev., Ser. A .......     0.000    08/01/00         1,037
       300    Paso Robles, CA, Joint USD COP .............................................     4.500    08/01/00           300
       185    San Lorenzo, CA, USD COP ...................................................     4.000    08/01/00           185
       110    San Marcos, CA, Public Fac. Auth. Tax Rev., Ser. A .........................     4.500    08/01/00           110
       175    Santa Paula, CA, USD GO, Prerefunded @ 102 .................................     7.200    08/01/00           184
       100    Orange Co., CA, Water Dist., Prerefunded @ 102 .............................     7.000    08/15/00           102
       100    California St. GO ..........................................................     5.700    09/01/00           100
       100    California St. Public Works Board Lease Rev. Ser. A Prerefunded @ 102 ......     7.000    09/01/00           103
       625    Corona, CA, Comnty Fac. Dist. Ref. Special Tax .............................     4.000    09/01/00           625
       320    Fontana, CA, Special Tax Ref. Comnty Fac. Dist. Special Tax, Ser. A ........     4.000    09/01/00           320
       300    Los Angeles, CA, GO, Ser. A ................................................     5.100    09/01/00           301
       205    San Bernardino, CA Joint Powers Fin. Auth. COP (Police Station Proj.) ......     3.700    09/01/00           205
       100    San Francisco, CA, City & Co. COP ..........................................     5.300    09/01/00           100
       250    West Covina, CA COP Ref. (Civic Center Proj.) ..............................     5.250    09/01/00           251
       150    California Educational Facs. Auth. Rev.,
                (Univ. of San Diego Proj.) Prerefunded @ 102 .............................     6.750    10/01/00           154
       100    California St. Veterans GO, Ser. AS ........................................    10.000    10/01/00           102
       165    Kern Co., CA, COP Capital Impt. Proj. COP ..................................     4.000    11/01/00           165
       175    Sacramento, CA, Redevelopment Agcy. Tax Alloc. Rev.,
                Ser. A Prerefunded @ 102 .................................................     6.500    11/01/00           180
       875    Los Angeles, CA, Wastewater Sys. Rev., Series D Prerefunded @ 102 ..........     6.700    12/01/00           902
       395    Santa Ana, CA, Comnty Redevelopment Agcy. Prerefunded @ 102 ................     6.500    12/15/00           407
       590    Santa Ana, CA, Comnty Redevelopment Agcy. Prerefunded @ 102 ................     6.500    12/15/00           608

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       34
                                      ----

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 27.6% (CONTINUED)                                     RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      210    Santa Ana, CA, Comnty Redevelopment Agcy. Tax Allocation,
                Ser. B, Prerefunded @ 102 ................................................     6.500    12/15/00    $      216
       280    Jefferson, CA, USD GO, Ser. A ..............................................     5.750    02/01/01           283
       100    Walnut Valley, CA, USD GO, Ser. A ..........................................     6.250    02/01/01           101
       100    Contra Costa, CA, Trans. Auth. Sales Tax Rev., Ser. A ......................     4.800    03/01/01           101
       155    San Francisco, CA, City & Co. Arpt. Comm. Intl. Rev ........................     6.100    05/01/01           158
       100    Stanislaus Co., CA, COP Ref. Capital Impt. Ser. A ..........................     4.375    05/01/01           100
       315    San Francisco, CA, City & Co. COP ..........................................     7.375    06/15/01           324
     2,000    Los Angeles Co., CA, School Pooled Fin. Prog. COP Ser. A ...................     5.000    07/02/01         2,014
     1,000    California School Cash Reserve Prog. Auth. Pooled Loan, Ser. A .............     5.250    07/03/01         1,009
       960    Fremont, CA, USD ...........................................................     5.000    07/10/01           968
----------                                                                                                          ----------
$   17,215    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $17,366) ...................................................                          $   17,366
                                                                                                                    ----------

------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 78.0%                                         RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      600    California Health Fac. Fin. Auth. Rev., Ser. A .............................     4.000    07/01/00    $      600
       800    California PCR Fin. Auth. Rev., Ser.B (Southern CA Edison) .................     4.400    07/01/00           800
       400    California PCR Fin. Auth. Ser. A (Pacific Gas & Electric) ..................     4.000    07/01/00           400
     1,600    Chula Vista, CA, IDR Ser. A (San Diego Gas & Elec. Co.) ....................     4.350    07/01/00         1,600
       200    M-S-R Public Power Agency, CA, Rev., Ser. F (San Juan Proj.) ...............     4.150    07/01/00           200
       600    Montebello, CA, IDA IDR (Sunclipse Proj.) ..................................     4.100    07/01/00           600
       500    Newport Beach, CA, Rev., (Hoag Memorial Presbyterian Hosp.) ................     4.250    07/01/00           500
     1,800    Newport Beach, CA, Rev., Ser. A (Hoag Memorial Hosp.) ......................     4.250    07/01/00         1,800
     3,000    Newport Beach, CA, Rev., Ser. B (Hoag Memorial Hosp.) ......................     4.250    07/01/00         3,000
     5,600    Newport Beach, CA, Rev., Ser. C (Hoag Memorial Hosp.) ......................     4.250    07/01/00         5,600
     1,900    Orange Co., CA, Sanitation Dist. COP, Ser. C ...............................     4.000    07/01/00         1,900
     3,000    Puerto Rico Commonwealth Trans, Ser. A-1 ...................................     4.750    07/01/00         3,000
       700    Riverside, CA, IDA IDR Issue A (Sunclipse Inc. Proj.) ......................     4.100    07/01/00           700
       390    San Dimas CA, Redevelopment Agcy. Rev., Ser. 1983
                (San Dimas Commerce Center) ..............................................     4.400    07/01/00           390
     2,000    ABAG Fin. Auth. Nonprofit Corps. MFH Rev., Ser. A
                (Vintage Chateau Proj.) ..................................................     5.000    07/05/00         2,000
     2,000    ABN AMRO Munitops Trust Cert. (San Diego, CA) ..............................     4.470    07/05/00         2,000
     2,000    ABN AMRO Munitops Trust Cert., Ser. 1999-7 .................................     4.470    07/05/00         2,000
       700    California School Fac. Fin. Corp. COP, Ser. B ..............................     4.400    07/05/00           700
       480    California Statewide Cmntys. Dev. Corp. IDR ................................     4.750    07/05/00           480
       180    California Statewide Comnty. Dev Corp Rev ..................................     4.750    07/05/00           180
       300    Huntington Park, CA, Public Fin. Auth. Lease Rev. Parking Proj., Ser. A ....     4.950    07/05/00           300
     1,545    Oxnard CA, IDA IDR (Van R. Dental Prods, Inc.) .............................     4.750    07/05/00         1,545
     2,800    San Rafael, CA, IDR Bonds (Phoenix American Inc.) ..........................     5.000    07/05/00         2,800
     1,600    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) Ser. B ......................     4.650    07/05/00         1,600
     1,400    Alameda Co., CA, IDR (Bat Prop. LLC Proj.) Ser. 1998A ......................     4.400    07/06/00         1,400

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       35
                                      ----

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 78.0% (CONTINUED)                             RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      500    California Health Fac. Fin. Auth. Rev., Ser. B Adventist Health Sys ........     4.400    07/06/00    $      500
     1,400    Hanford, CA, Sewer Rev., Ser. A ............................................     4.750    07/06/00         1,400
     2,000    Los Angeles, CA, Dept. of Water And Power Electric Rev. Ser. A .............     4.250    07/06/00         2,000
       100    Petaluma, CA, Cmnty. Dev. MFH Rev., Ser. A .................................     4.400    07/06/00           100
     1,000    San Bernardino Co., CA, Capital Impt. Refinancing Proj. COP ................     4.750    07/06/00         1,000
     1,300    San Bernardino Co., CA, COP, Prerefunded @ 102 .............................     4.420    07/06/00         1,300
       900    San Bernardino, CA, IDR (La Quinta Motor Inns) .............................     4.800    07/06/00           900
     2,250    San Diego Co., CA, IDA (Apogee Enterprises, Inc.) Ser. A ...................     4.950    07/06/00         2,250
       400    California PCR Fin. Auth. Rev. Ser. 83 (Southdown, Inc.) ...................     4.500    07/15/00           400
     3,100    California PCR Fin. Auth. Rev., Ser. B (Southdown, Inc.) ...................     4.500    07/15/00         3,100
$   49,045    TOTAL FLOATING & VARIABLE DEMAND NOTES (AMORTIZED COST $49,045) ............                          $   49,045
----------                                                                                                          ----------
$   66,260    TOTAL INVESTMENT SECURITIES-- 105.6%
==========    (Amortized Cost $66,411) ...................................................                          $   66,411

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (5.6%) .............................                              (3,511)
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   62,900
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       36
                                      ----

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 30.2%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    1,250    American Municipal Power Sys. Impt. Rev. BANS (Deshler, OH, Proj.) .........     4.000    07/10/00    $    1,250
     1,000    American Municipal Power Sys. Impt. Rev. BANS
                (Village of New Breman Proj.) ............................................     3.700    07/10/00         1,000
     2,350    American Municipal Power Sys. Impt. Rev. BANS (Montpelier Village Proj.) ...     4.000    07/13/00         2,350
     6,997    Morgan, OH, LSD Impt. GO BANS, Ser. 1999 ...................................     4.520    07/14/00         6,998
       520    Allen Co., OH, GO BANS Ser. 1999 ...........................................     4.300    07/20/00           520
     2,000    Niles City, OH, Water Line Impt. GO BANS ...................................     4.150    07/20/00         2,000
     1,800    American Municipal Power Sys. Impt. Rev. BANS (Wapakoneta Proj.) ...........     3.750    07/27/00         1,800
     1,500    Athens, OH, CSD GO BANS ....................................................     4.780    07/27/00         1,501
     6,000    American Municipal Power Sys. Impt. Rev. BANS (City of Bryan Proj.) ........     3.900    08/25/00         6,000
     1,200    Lisbon, OH, Exempted Village School Dist. Impt. GO BANS, Ser. 1999 .........     3.800    08/31/00         1,200
       900    Springboro, OH, Street Impt. GO BANS .......................................     3.960    09/07/00           900
     2,000    Springdale, OH, Street Impt. GO BANS .......................................     3.800    09/14/00         2,000
       700    Lorain Co., OH, Various Purpose GO BANS, Ser. 1999 .........................     4.000    09/15/00           700
     4,574    Lorain Co., OH, Various Purpose GO BANS, Ser. 1999 .........................     4.000    09/15/00         4,576
       500    North Ridgeville, OH, Road Impt. GO BANS, Ser. 2000 ........................     4.950    10/19/00           501
     1,795    Bluffton Village, OH, Water Sys. Rev. BANS .................................     4.450    10/26/00         1,797
     3,000    Mariemont, OH, CSD GO BANS .................................................     4.840    10/31/00         3,005
     2,200    American Municipal Power Sys. Impt. Rev. BANS (Pioneer Village Proj.) ......     4.200    11/02/00         2,200
       500    Cleveland-Cuyahoga Co., OH, Port Auth. TANS ................................     3.700    11/15/00           499
       600    Marysville, OH, Various Purpose GO BANS ....................................     4.210    11/16/00           601
     2,015    Marysville, OH, Various Purpose GO BANS ....................................     4.460    11/16/00         2,017
     3,350    Marysville, OH, Various Purpose GO BANS ....................................     5.050    11/16/00         3,354
     3,120    Marysville, OH, Various Purpose GO BANS, Ser. 2000C-1 ......................     4.500    11/16/00         3,123
     2,325    Marysville, OH, Various Purpose GO BANS, Ser. 2000D ........................     4.500    11/16/00         2,327
     2,075    Belmont Co., OH, Sanitary Sewer Impt. GO BANS ..............................     4.210    11/21/00         2,077
     2,000    American Municipal Power Sys. Impt. Rev. BANS (Bowling Green, OH, Proj.) ...     4.100    12/01/00         2,000
     4,000    American Municipal Power Sys. Impt. Rev. BANS (Shelby Proj.) ...............     4.300    12/01/00         4,000
       400    Cincinnati, OH, Public Impt. GO ............................................     4.500    12/01/00           401
     3,000    Dayton, OH, Airport Impt. GO BANS ..........................................     4.600    12/01/00         3,005
       590    Garfield Heights, OH, Various Purpose GO BANS ..............................     7.050    12/01/00           608
     1,000    Springboro, OH, Various Purpose GO BANS, Ser. 1999 .........................     4.260    12/07/00         1,001
     2,126    Union-Scioto, OH, LSD Classroom Fac. GO BANS ...............................     4.900    12/08/00         2,132
       940    Clermont Co., OH, Road Impt. GO BANS .......................................     4.300    12/14/00           941
     2,000    Canton, OH, CSD GO BANS ....................................................     4.625    12/15/00         2,003
     9,500    American Municipal Power Sys.Equipment Rev. BANS
                (Distributive Generation Proj.) ..........................................     5.250    01/19/01         9,464
     1,645    Marysville OH, GO (Acquisition Notes) ......................................     5.010    01/25/01         1,647
     1,685    Marysville, OH, Various Purpose GO BANS, Ser. 2000 .........................     4.470    01/25/01         1,687
     4,700    Hebron, OH, Sanitary Sewer Sys. Rev ........................................     5.100    02/15/01         4,714
     1,150    Mason, OH, CSD School Impt. GO BANS, Ser. 2000 .............................     4.630    02/15/01         1,153
       400    Portsmouth, OH, Water Line Fin. GO BANS ....................................     4.600    02/28/01           400
     2,000    Beachwood, OH, Various Purpose GO BANS .....................................     4.500    03/01/01         2,004

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       37
                                      ----

OHIO TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 30.2% (CONTINUED)                                     RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    7,560    American Municipal Power Sys. Impt. Rev. BANS (Wadsworth Proj.) ............     4.950    03/15/01    $    7,583
       265    Marysville, OH, Various Purpose GO BANS ....................................     4.610    03/15/01           265
       200    Marysville, OH, Various Purpose GO BANS ....................................     5.260    03/15/01           200
       300    Archbold, OH, Various Purpose GO BANS ......................................     4.950    03/22/01           301
     1,270    Deerfield Township, OH, Park Land Acquisition GO BANS ......................     4.759    03/28/01         1,273
     1,500    Ross Co., OH, Bldg. Auth. Acquisiton GO BANS ...............................     4.750    05/16/01         1,500
     1,200    Hebron, OH, Municipal Building GO BANS .....................................     5.030    05/17/01         1,200
     1,100    Williard City, OH, Street Impt. GO BANS ....................................     5.300    05/24/01         1,104
----------                                                                                                          ----------
$  104,802    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $104,882) ..................................................                          $  104,882
                                                                                                                    ----------


------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 62.2%                                         RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    2,015    Cuyahoga Co., OH, Econ. Dev. Rev ...........................................
                (The Cleveland Orchestra Proj.) ..........................................     4.500    07/01/00    $    2,015
     5,680    Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
                (Cleveland Clinic Foundation) ............................................     4.550    07/01/00         5,680
     3,715    Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ...............................     4.750    07/01/00         3,715
     3,700    Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ........................     4.500    07/01/00         3,700
     1,565    Franklin Co., OH, IDR (Capitol South) ......................................     4.750    07/01/00         1,565
     1,200    Franklin Co., OH, IDR (Jacobsen Stores) ....................................     4.750    07/01/00         1,200
     4,500    Montgomery Co., OH, (Miami Valley Hosp.) ...................................     4.500    07/01/00         4,500
     2,700    Muskingum Co., OH, IDR (Elder-Beerman) .....................................     4.450    07/01/00         2,700
     2,550    Ohio St. Air Quality Dev. Auth. Rev. (CG&E), Ser. A ........................     4.500    07/01/00         2,550
     2,900    Ohio St. Air Quality Dev. Auth. Rev. (Mead Corp.) ..........................     4.450    07/01/00         2,900
     1,000    Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985A (CG&E) ....................     4.750    07/01/00         1,000
     9,000    Ohio St. Air Quality Dev. Auth. Rev., Ser. 2000A ...........................     4.550    07/01/00         9,000
       500    Ohio St. Environmental Impt. Rev. (U.S. Steel Corp. Proj.) .................     4.450    07/01/00           500
     1,110    Ohio St. PCR (Sohio Water Proj.) ...........................................     4.500    07/01/00         1,110
     6,900    Puerto Rico Commonwealth Trans, Ser. A-1 ...................................     4.750    07/01/00         6,900
     7,000    ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water Works) ..............     4.720    07/05/00         7,000
       425    Brunswick, OH, IDR, Ser. A (Kindercare) ....................................     4.750    07/05/00           425
       930    Centerville, OH, Health Care Rev. (Bethany Memorial) .......................     4.850    07/05/00           930
     1,280    Clermont Co., OH, Hosp. Fac. Rev. Ser. 1996A ...............................     4.850    07/05/00         1,280
     6,211    Clermont Co., OH, Hosp. Fac. Rev., Ser. B (Mercy Health Sys. Proj.) ........     4.950    07/05/00         6,211
     7,000    Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog ...............................     4.850    07/05/00         7,000
     2,140    Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
                (United Cerebral Palsy Assoc.) ...........................................     4.850    07/05/00         2,140
       845    Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.) ...............................     4.850    07/05/00           845
       800    Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ..........................     5.000    07/05/00           800
     1,990    Erie Co., OH, IDR (Toft Dairy, Inc.) .......................................     4.850    07/05/00         1,990
       980    Franklin Co., OH, IDR Ser. A (Kindercare) ..................................     4.750    07/05/00           980
       564    Franklin Co., OH, IDR Ser. D (Kindercare) ..................................     4.750    07/05/00           564

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       38
                                      ----

OHIO TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 62.2% (CONTINUED)                             RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    1,120    Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ...................     4.850    07/05/00    $    1,120
       200    Hamilton Co., OH, Hosp. Fac. Rev., Ser. F ..................................     4.850    07/05/00           200
                (Health Alliance of Greater Cincinnati)
     1,040    Hamilton, Co., OH, Health Care Fac. Rev. (Aloysius Orphanage Proj.) ........     4.850    07/05/00         1,040
       375    Hudson Village, OH, IDR, Ser. A (Kindercare) ...............................     4.750    07/05/00           375
       725    Huron Co., OH, Rev. (Norwalk Furniture Corp.) ..............................     4.850    07/05/00           725
       900    Lorain Co., OH, Hosp. Fac. Rev. (Catholic Healthcare Partners) .............     4.850    07/05/00           900
     1,865    Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ..................................     4.850    07/05/00         1,865
       494    Lorain Co., OH, IDR, Ser. C (Kindercare) ...................................     4.750    07/05/00           494
       935    Lucas Co., OH, IDR, Ser. D (Kindercare) ....................................     4.750    07/05/00           935
       300    Medina, OH, IDR (Kindercare) ...............................................     4.750    07/05/00           300
       800    Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .............................     5.000    07/05/00           800
       287    Middletown, OH, IDR, Ser. A (Kindercare) ...................................     4.750    07/05/00           287
       945    Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) .................................     4.800    07/05/00           945
     2,000    Montgomery Co., OH, EDR (Dayton Art Institute) .............................     4.750    07/05/00         2,000
       340    Montgomery Co., OH, IDR (Kindercare) .......................................     4.750    07/05/00           340
       360    Montgomery Co.,OH, Health Care Rev., Ser. A ................................     4.850    07/05/00           360
                (Dayton Area MRI Consortium)
     1,000    Morrow Co., OH, IDR (Field Container Corp.) ................................     4.800    07/05/00         1,000
     3,500    Ohio St. Higher Educ. Fac. Rev. (Kenyon College Proj.) .....................     4.750    07/05/00         3,500
     3,400    Ohio St. Higher Educ. Fac. Rev., Ser. 1992 .................................     4.750    07/05/00         3,400
     1,200    Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.) ..........................     4.800    07/05/00         1,200
       650    Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orville Hosp.) ...................     4.800    07/05/00           650
       437    Stark Co., OH, IDR, Ser. D (Kindercare) ....................................     4.750    07/05/00           437
     3,200    Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.) ........................     4.850    07/05/00         3,200
       375    Wadsworth, OH, IDR (Kindercare) ............................................     4.750    07/05/00           375
       800    Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ...........................     5.000    07/05/00           800
       375    Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev ...........................     4.850    07/06/00           375
                (Visiting Nurse Svcs. Proj.)
     3,000    Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995 ..............................     4.800    07/06/00         3,000
                (Ashtabula Co. Med. Ctr. Proj.)
     2,390    Butler Co., OH, Hosp. Fac. Rev. Ser. 1998A .................................     4.950    07/06/00         2,390
                (Berkeley Square Retirement Ctr. Proj.)
     6,965    Cleveland, OH, Waterworks Rev., Ser. 58 ....................................     4.870    07/06/00         6,965
     1,400    Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) .......................     4.850    07/06/00         1,400
       500    Columbus, OH, GO Rev., Ser. 1 ..............................................     4.600    07/06/00           500
     2,100    Columbus, OH, GO, Ser. 1 ...................................................     4.600    07/06/00         2,100
     2,000    Cuyahoga Co., OH, IDR Ser. 1989 (Motch Corp. Proj.) ........................     4.950    07/06/00         2,000
     3,500    Delaware Co., OH, Health Care Fac. Rev .....................................     4.920    07/06/00         3,500
     2,685    Franklin Co., OH, EDR (Dominican Sisters) ..................................     4.850    07/06/00         2,685
     3,460    Franklin Co., OH, EDR, Ser. 1998 (Unity Resource Center Proj.) .............     4.850    07/06/00         3,460
     1,170    Franklin Co., OH, Health Care Fac. Rev .....................................     4.850    07/06/00         1,170
     2,000    Franklin Co., OH, IDR (Alco Standard Corp.) ................................     4.800    07/06/00         2,000
       400    Franklin Co., OH, IDR (Columbus College) ...................................     4.850    07/06/00           400
     1,115    Franklin Co., OH, IDR (Ohio Girl Scouts) ...................................     4.850    07/06/00         1,115

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       39
                                      ----

OHIO TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 62.2% (CONTINUED)                             RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    1,900    Geauga Co., OH, Health Care Fac. Rev., Ser. 1998A (Heather Hill Proj.) .....     4.870    07/06/00    $    1,900
     1,079    Hamilton Co., OH, EDR, Ser. 1995 ...........................................     4.950    07/06/00         1,079
                (Cincinnati Assoc. for the Performing Arts)
       100    Hamilton Co., OH, Hosp. Fac. (Children's Hospital) .........................     4.900    07/06/00           100
     3,000    Hamilton OH, MFH Rev., Ser. A (Knollwood Village Apts.) ....................     4.800    07/06/00         3,000
     2,000    Hamilton, OH, MFH Rev. (Knollwood Village Apts.) ...........................     4.800    07/06/00         2,000
     2,675    Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts. Proj. Phase II) ......     4.800    07/06/00         2,675
     6,605    Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996 (Lima Memorial Hosp.) .........     4.850    07/06/00         6,605
       315    Lucas Co., OH, IDR (Associates Proj.) ......................................     4.950    07/06/00           315
       250    Lucas Co., OH, Rev. (Sunshine Children's Home) .............................     4.850    07/06/00           250
     1,850    Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks) ....................     4.800    07/06/00         1,850
     1,265    Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) .............     4.850    07/06/00         1,265
     3,410    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......................     4.800    07/06/00         3,410
       590    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......................     4.800    07/06/00           590
       340    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ......................     4.900    07/06/00           340
     1,150    Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ....................     4.970    07/06/00         1,150
     3,360    Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ..............     4.850    07/06/00         3,360
     3,200    Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996 ............................     4.800    07/06/00         3,200
                (St.Vincent de Paul Proj.)
     4,900    Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.) .................     4.950    07/06/00         4,900
     4,100    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..............................     4.850    07/06/00         4,100
     4,100    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..............................     4.850    07/06/00         4,100
     4,800    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..............................     4.850    07/06/00         4,800
       590    Ohio St. IDR, Ser. 1994 (A.M. Castle & Co. Proj.) ..........................     5.150    07/06/00           590
     1,110    Ohio St. Turnpike Rev., Ser. 71 ............................................     4.870    07/06/00         1,110
     1,755    Ottawa Co., OH, Hosp. Fac. Rev. (Luther Home of Mercy Proj.) ...............     4.850    07/06/00         1,755
       160    Pike Co., OH, EDR (Pleasant Hill) ..........................................     4.800    07/06/00           160
       800    Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.) ...........     4.850    07/06/00           800
     5,555    Sharonville, OH, IDR (Duke Realty Proj.) ...................................     4.850    07/06/00         5,555
     1,800    Summit Co., OH, Health Care Fac. Rev., Ser. 1997 (Evant, Inc. Proj.) .......     4.850    07/06/00         1,800
       630    Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) ............................     4.850    07/06/00           630
     4,260    Trumbull Co., OH, Health Care Fac. Rev. (Shepherd of the Valley) ...........     4.800    07/06/00         4,260
     3,995    Univ. of Akron, OH, Gen. Rec., Ser. 165 ....................................     4.870    07/06/00         3,995
     1,210    Village of Andover, OH, Health Care Fac. Rev., Ser. 1996
                (D&M Realty Proj.) .......................................................     4.800    07/06/00         1,210
     1,600    Warren Co., OH, IDR (Liquid Container Proj.) ...............................     4.850    07/06/00         1,600
       850    Westlake, OH, IDR (Nordson Co.) ............................................     4.900    07/06/00           850
     1,400    Hamilton Co., OH, IDR (ADP System) .........................................     4.500    07/15/00         1,400
----------                                                                                                          ----------
$  216,212    TOTAL FLOATING & VARIABLE DEMAND NOTES
----------    (Amortized Cost $216,212) ..................................................                          $  216,212
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       40
                                      ----

OHIO TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      ADJUSTABLE RATE PUT BONDS-- 6.9%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    2,470    Perry Co., OH, Nursing Fac. Rev., Ser. 1996 ................................     3.700    09/01/00    $    2,470
                (New Lexington Health Corp. Proj.)
       590    Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.) ...........................     4.250    09/01/00           590
     4,760    Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..................................     4.510    10/01/00         4,760
     1,135    Miami Valley, OH, Tax-Exempt Mtg. Rev. Ser. 1986 ...........................     4.880    10/15/00         1,135
     1,315    Clermont Co., OH, EDR (John Q. Hammons Proj.) ..............................     4.600    11/01/00         1,315
       550    Franklin Co., OH, IDR (GSW Proj.) ..........................................     4.400    11/01/00           550
     2,925    Ohio St. HFA MFH (Lincoln Park) ............................................     4.400    11/01/00         2,925
     3,275    Richland Co., OH, IDR (Mansfield Sq. Proj.) ................................     4.500    11/15/00         3,275
       315    Cuyahoga Co., OH, Health Care Rev ..........................................     5.050    12/01/00           315
     4,690    Franklin Co., OH, IDR (Leveque & Assoc. Proj.) .............................     4.800    12/01/00         4,690
       975    Scioto Co., OH, Health Care Rev. (Hillview Retirement) .....................     4.800    12/01/00           975
       880    Gallia Co., OH, IDR (Jackson Pike Assoc.) ..................................     4.750    12/15/00           880
       185    Cincinnati & Hamilton Co., OH, Port Auth. EDR
----------      (Kenwood Office Assoc. Proj.) ............................................     3.600    08/01/01           185
                                                                                                                    ----------
$   24,065    TOTAL ADJUSTABLE RATE PUT BONDS (AMORTIZED COST $24,065) ...................                          $   24,065
----------                                                                                                          ----------

$  345,079    TOTAL INVESTMENT SECURITIES-- 99.3%
----------    (Amortized Cost $345,159) ..................................................                          $  345,159

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.7% ...............................                               2,291
                                                                                                                    ----------

              Net Assets-- 100.0% ........................................................                          $  347,450
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       41
                                      ----

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 22.7%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      100    Arizona St. Transportation Board, Ser. 1990 (Prerefunded @ 101) ............     6.750    07/01/00    $      101
       500    First Florida Governmental Fin. Commission, Rev., Ser. C ...................     5.900    07/01/00           500
     1,000    Florida St. Dept. of Natural Resources Preservation Rev ....................     4.500    07/01/00         1,000
       500    Seminole Co., FL, School Dist. TANS ........................................     4.000    07/28/00           500
       500    Lee Co., FL, School Board COP, Ser. A ......................................     6.200    08/01/00           501
       250    American Municipal Power Sys. Impt. BANS(City Of Bryan Proj.) ..............     4.750    08/25/00           250
        95    Louisiana St. GO Prerefunded @ 102 .........................................     7.125    09/01/00            98
       100    Jacksonville, FL, Excise Tax Rev ...........................................     3.900    10/01/00           100
       500    Pembroke Pines, FL, Capital Improvement Rev ................................     3.100    12/01/00           495
       500    American Municipal Power Sys. Equipment BANS
                (Distributive Generation Proj.) ..........................................     5.250    01/19/01           498
       100    Indian River Co., FL, Water & Sewer Rev ....................................     6.500    05/01/01           104
----------                                                                                                          ----------
$    4,145    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
----------    (Amortized Cost $4,147) ....................................................                          $    4,147
                                                                                                                    ----------


------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING & VARIABLE DEMAND NOTES-- 73.1%                                         RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      800    Collier Co., FL, Health Fac. Auth. Hosp. Rev. (Cleveland Clinic) ...........     4.500    07/01/00    $      800
       800    Hillsborough Co., FL, PCR (Tampa Elec. Co. Proj.) ..........................     4.550    07/01/00           800
     1,000    Idaho HFA Rev., Ser. 1995 (St. Lukes Regional Hosp.) .......................     4.600    07/01/00         1,000
     1,000    Martin Co., FL, PCR (Florida Power & Light) ................................     4.600    07/01/00         1,000
       475    Volusia Co., FL, HFA MFH Rev., Ser. H (Sun Pointe Apts.) ...................     5.100    07/04/00           475
       900    Brevard Co. FL, HFA MFH Rev. Ser. B
                (Malabar Lakes & Park Village) ...........................................     4.850    07/05/00           900
       300    Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) .......................     4.850    07/05/00           300
       100    Clermont Co., OH, Hosp. Fac. Rev., Ser. B
                (Mercy Health Sys. Proj.) ................................................     4.950    07/05/00           100
       180    Florida HFA MFH Rev., Ser. EEE (Carlton Arms II Proj.) .....................     4.850    07/05/00           180
       100    Florida Housing Fin. Corp. MFH Rev .........................................     4.800    07/05/00           100
       600    Florida Housing Fin. Corp. Rev., (Oaks at Regency) .........................     4.800    07/05/00           600
       500    Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) .................     4.800    07/05/00           500
       900    Manatee Co., FL, HFA MFH Rev. (Harbour Proj. B) ............................     4.600    07/05/00           900
       900    Palm Beach Co., FL, Rev. (Henry Morrison Flagler Proj.) ....................     4.700    07/05/00           900
       225    Putnam Co., FL, Dev. Auth. PCR, Ser. 1984D
                (Seminole Elec. Coop.) ...................................................     4.850    07/05/00           225
       900    St. Petersburg, FL, HFA Rev. Ser. 1997 (Menorah Manor Proj.) ...............     4.750    07/05/00           900
     1,000    Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.) ...............     4.800    07/06/00         1,000
     1,150    Jacksonville, FL, Health Fac. Rev. (River Garden) ..........................     4.850    07/06/00         1,150
     1,500    ABN AMRO Munitops Trust Cert., Ser. 1998-8 .................................     4.800    07/08/00         1,500
----------                                                                                                          ----------
$   13,330    TOTAL FLOATING & VARIABLE DEMAND NOTES
----------    (Amortized Cost $13,330) ...................................................                          $   13,330
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       42
                                      ----

FLORIDA TAX-FREE MONEY FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      ADJUSTABLE RATE PUT BONDS-- 3.3%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      600    Putnam Co., FL, Dev. Auth. PCR, Ser. H-1 (Seminole Elec. Coop.) ............     4.350    12/15/00    $      600
----------    (Amortized Cost $600)

$   18,075    TOTAL INVESTMENT SECURITIES-- 99.1% (Amortized Cost $18,077) ...............                          $   18,077
==========

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9% ...............................                                 167
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   18,244
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       43
                                      ----

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      MUNICIPAL OBLIGATIONS-- 98.5%                                                    RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

              ARIZONA -- 2.7%
$      600    Maricopa Co., AZ, School Dist. Rev., Ser. 1991C (Tempe Elem.) ..............     8.000    07/01/04    $      670
       300    Tucson, AZ, Water Dist. Rev ................................................     9.750    07/01/10           410
                                                                                                                    ----------
                                                                                                                         1,080
                                                                                                                    ----------

              CALIFORNIA -- 1.7%
       440    Sacramento Co., CA, MFH ARPB (Fairway One Apts.) ...........................     5.875    02/01/03           440
       250    California HFA Multi-Unit Rental Rev., Ser. B ..............................     6.500    08/01/05           257
                                                                                                                    ----------
                                                                                                                           697
                                                                                                                    ----------

              COLORADO -- 2.6%
       300    Highland Ranch, CO, Metro. Dist. GO, Ser. A ................................     5.000    12/01/10           287
       740    Broomfield, CO, Water Activity Enterprise Wtr Rev ..........................     5.300    12/01/11           752
                                                                                                                    ----------
                                                                                                                         1,039
                                                                                                                    ----------

              FLORIDA -- 9.7%
       500    Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.) ..................     5.700    04/01/01           499
       750    Hillsborough Co., FL, Solid Waste Rev ......................................     5.500    10/01/06           771
       455    Pensacola, FL, Airport Rev., Ser. 1997B ....................................     5.400    10/01/07           465
     1,000    Pasco Co., FL, HFA MFH Rev., Ser. 1997B (Cypress Trail Apts.) ..............     5.500    06/01/08         1,006
     1,120    Florida HFA MFH Sr. Lien, Ser. I-1 .........................................     6.100    01/01/09         1,148
                                                                                                                    ----------
                                                                                                                         3,889
                                                                                                                    ----------

              ILLINOIS -- 1.4%
       500    Chicago, IL, Met Water Reclamation Dist Gtr Chicago ........................     7.000    01/01/11           574
                                                                                                                    ----------

              INDIANA -- 6.4%
     1,000    Indiana Bond Bank Special Prog. Rev., Ser. A-1 .............................     6.650    01/01/04         1,030
     1,000    Indiana Health Fac. Fin. Auth. Hosp. Rev. (Clarian Health Partners) ........     6.000    02/15/05         1,033
       500    Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A .........................     6.600    01/01/12           516
                                                                                                                    ----------
                                                                                                                         2,579
                                                                                                                    ----------

              IOWA -- 2.6%
       120    Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.),
                Prerefunded @ 102 ........................................................     6.000    08/15/03           126
       250    Iowa Student Loan Liquidity Corp. Rev ......................................     6.400    07/01/04           259
       280    Iowa HFA Rev., Ser. A ......................................................     6.500    07/01/06           285
       240    Iowa Student Loan Liquidity Corp. Rev ......................................     6.600    07/01/08           248
       130    Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) .............     6.000    08/15/09           135
                                                                                                                    ----------
                                                                                                                         1,053
                                                                                                                    ----------

              LOUISIANA -- 1.1%
       440    Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana) ...............     6.000    10/15/03           450
                                                                                                                    ----------

              MASSACHUSETTS -- 3.7%
       500    New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A .........................     6.500    09/01/02           517
       500    New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B .........................     6.600    09/01/02           518
       440    Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.) ........     5.000    01/01/08           438
                                                                                                                    ----------
                                                                                                                         1,473
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       44
                                      ----

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      MUNICIPAL OBLIGATIONS-- 98.5% (CONTINUED)                                        RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

              MICHIGAN -- 2.4%
$      500    Detroit MI, GO Ref. Ser. B MBIA ............................................     6.375    04/01/07    $      533
       425    Battle Creek, MI, EDR (Kellogg Co. Proj.) ..................................     5.125    02/01/09           427
                                                                                                                    ----------
                                                                                                                           960
                                                                                                                    ----------

              MISSISSIPPI -- 1.3%
       500    Mississippi Higher Educ. Rev., Ser. B ......................................     6.100    07/01/01           507
                                                                                                                    ----------

              NEBRASKA -- 3.6%
       555    Nebraska Invest. Fin. Auth. Rev., Ser. 1989
                (Foundation for Educ. Fund), Escrowed to Maturity ........................     7.000    11/01/09           562
     1,000    Nebraska Gas Supply Rev., Ser. A (American Public Energy Agy.) .............     4.600    06/01/10           891
                                                                                                                    ----------
                                                                                                                         1,453
                                                                                                                    ----------

              NORTH CAROLINA-- 1.7%
       350    Carteret Co., NC, COP ......................................................     5.200    06/01/11           351
       350    Carteret Co., NC, COP ......................................................     5.300    06/01/13           349
                                                                                                                    ----------
                                                                                                                           700
                                                                                                                    ----------

              OHIO -- 43.2%
     1,400    Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
                (Cleveland Clinic Foundation) VRDN .......................................     4.550    07/03/00         1,400
       370    Fairfield, OH, IDR ARPB (Skyline Chili, Inc. Proj.) ........................     5.000    09/01/00           370
       270    Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home),
                Prerefunded @ 102 ........................................................     7.000    07/01/01           281
       745    Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) ...............     5.600    12/01/03           755
       500    Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home) ..............     6.600    01/01/04           515
       265    Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) .......................     5.500    12/01/04           268
     1,005    Franklin Co., OH, Health Care Rev. (First Comm. Village) ...................     6.000    06/01/06         1,030
       530    Toledo, OH, GO .............................................................     6.000    12/01/06           564
       710    Hamilton Co., OH, Health Care Fac. (Twin Towers) ...........................     5.750    10/01/07           715
       500    Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ........................     5.500    11/01/07           498
       599    Columbus, OH, Special Assessment GO ........................................     5.050    04/15/08           593
     1,000    Ohio St. Bldg. Auth. Rev. St. Fac. (Juvenile Correction) ...................     5.000    10/01/08         1,003
       800    West Clermont, OH, LSD GO ..................................................     6.150    12/01/08           842
       500    Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) .........................     7.000    07/01/09           506
     1,000    Franklin Co., OH, GO .......................................................     5.450    12/01/09         1,021
     1,035    Reading, OH, Rev. (St. Mary's Educ. Institute) .............................     5.550    02/01/10         1,040
       700    Hamilton Co., OH, Health Care Fac. (Twin Towers) ...........................     5.250    10/01/10           670
     1,000    Franklin Co., OH, Rev (Online Computer Library Ctr.) .......................     4.650    10/01/11           926
       275    Akron, OH, GO ..............................................................     6.000    11/01/11           293
     1,000    Hamilton Co., OH, Sewer Sys Rev Ser A ......................................     5.500    12/01/11         1,034
     1,000    Ohio St. University Rev., Ser. A ...........................................     5.125    12/01/11           995
     1,000    Franklin Co., OH, Rev (Online Computer Library Ctr.) .......................     4.700    10/01/12           921
       615    Ohio St. University General Receipts Rev., Ser. A ..........................     5.750    12/01/13           640
       465    Cincinnati, OH, Police & Fireman's Disability GO ...........................     5.750    12/01/16           475
                                                                                                                    ----------
                                                                                                                        17,355
                                                                                                                    ----------

              PENNSYLVANIA -- 1.3%
       500    Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ......................     6.600    11/01/09           529
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       45
                                      ----

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      MUNICIPAL OBLIGATIONS-- 98.5% (CONTINUED)                                        RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

              SOUTH CAROLINA-- 1.9%
$      725    Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995 (Columbia Metro.) ....     6.000    01/01/08    $      751
                                                                                                                    ----------

              TENNESSEE -- 2.7%
       525    Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 .......................     7.250    04/01/03           547
       500    Nashville, TN, Metro. Airport Rev., Ser. C .................................     6.625    07/01/07           520
                                                                                                                    ----------
                                                                           1,067
                                                                                                                    ----------

              TEXAS -- 3.2%
        50    N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed INFLOS,
                Prerefunded @ 102 ........................................................     6.400    05/15/02            52
       450    N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed INFLOS ......     6.400    05/15/08           467
       515    Robinson, TX, ISD GO .......................................................     5.750    08/15/10           539
       192    Midland, TX, HFC Rev., Ser. A-2 ............................................     8.450    12/01/11           209
        10    San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ....................     5.000    02/01/12            10
                                                                                                                    ----------
                                                                                                                         1,277
                                                                                                                    ----------

              VIRGINIA -- 2.9%
     1,195    Fairfax Co., VA, GO ........................................................     5.000    06/01/13         1,165
                                                                                                                    ----------

              WASHINGTON -- 1.4%
       550    Washington St. Power Supply Sys. Rev., Ser. A (Nuclear Proj. No. 2) ........     6.500    07/01/03           569
                                                                                                                    ----------

              WISCONSIN -- 1.0%
       430    Wisconsin St. Health & Educ. Fac. Auth. Rev. (Agnesian Healthcare, Inc.) ...     4.900    07/01/11           404
----------                                                                                                          ----------

$   38,961    TOTAL MUNICIPAL OBLIGATIONS-- 98.5%
==========    (Amortized Cost $39,401) ...................................................                          $   39,571

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.5% ...............................                                 620
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   40,191
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       46
                                      ----

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 96.7%                                                 RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$       95    Ohio St. Higher Educ. Fac. Comm. Rev., Prerefunded @ 102 ...................     7.250    12/01/00    $       98
       245    Franklin Co., OH, IDR (1st Comm. Village Healthcare),
                Crossover Prerefunded @ 101.5 ............................................    10.125    08/01/01           262
        30    Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.), Prerefunded @ 100 ...     7.500    09/01/01            31
       310    Ohio HFA SFM Rev., Ser. D ..................................................     7.000    09/01/01           321
     1,000    Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.), Prerefunded @ 102 ...     6.733    09/25/01         1,044
       500    Summit Co., OH, Various Purpose GO, Prerefunded @ 102 ......................     6.625    12/01/01           524
       460    Cleveland, OH, Waterworks Impt. Rev., Ser. F, Prerefunded @ 102 ............     6.500    01/01/02           481
       360    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.), Prerefunded @ 102 .........     6.250    01/15/02           375
     1,000    Kent St. University General Receipts Rev., Prerefunded @ 102 ...............     6.500    05/01/02         1,051
       500    Franklin Co., OH, Hosp. Rev. Ser. 1991 (Holy Cross), Prerefunded @ 102 .....     6.750    06/01/02           528
       500    Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.), Prerefunded @ 100 ..........     7.000    10/15/02           514
       675    Reynoldsburg, OH, CSD GO, Prerefunded @102 .................................     6.550    12/01/02           716
       500    Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ..........................     6.500    12/01/02           530
       127    Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100 ..........    10.125    04/01/03           141
        31    Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100 ..........    10.125    04/01/03            34
       230    Summit Co., OH, GO, Ser. A, Prerefunded @ 100 ..............................     6.900    08/01/03           244
       591    Ohio HFA SFM Rev., Ser. 1991D ..............................................     7.050    09/01/03           611
       500    Newark, OH, Water Sys. Impt. Rev., Prerefunded @ 102 .......................     6.000    12/01/03           528
       290    Northwest, OH, LSD GO, Prerefunded @ 102 ...................................     7.050    12/01/03           306
       500    Ohio St. Bldg. Auth. Rev., Ser. 1994A (Juvenile Correctional Bldg.),
                Prerefunded @ 102 ........................................................     6.600    10/01/04           543
       290    Alliance, OH, CSD GO .......................................................     6.900    12/01/06           304
       500    Mansfield, OH, Hosp. Impt. Rev. (Mansfield General) ........................     6.700    12/01/09           522
       450    Ohio Capital Corp. MFH Rev., Series 1990A ..................................     7.500    01/01/10           464
       500    Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A .............................     6.400    10/15/10           517
       500    Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hospital) .............     6.750    11/15/10           522
     1,000    Alliance, OH, CSD GO .......................................................     5.500    12/01/10           967
        40    Cleveland, OH, Waterworks Impt. Rev., Ser. F ...............................     6.500    01/01/11            42
       230    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.)
                Escrowed to Maturity .....................................................     9.000    06/01/11           277
       365    Bexley, OH, CSD GO .........................................................     7.125    12/01/11           423
       530    Urbana, OH, Wastewater Impt. GO ............................................     7.050    12/01/11           565
       600    Westerville, OH, Water Sys. Impt. GO .......................................     6.450    12/01/11           628
       500    Strongsville, OH, CSD GO ...................................................     5.375    12/01/12           510
     1,095    West Clermont, OH, LSD GO ..................................................     6.900    12/01/12         1,202
       500    Worthington, OH, CSD GO ....................................................     6.375    12/01/12           523
       530    Ottawa Co., OH, GO .........................................................     5.750    12/01/14           543
     1,000    Portage Co., OH, GO ........................................................     6.200    12/01/14         1,060
       400    Warren, OH, Waterworks Rev .................................................     5.500    11/01/15           405
     1,000    Buckeye Valley, OH, LSD GO .................................................     6.850    12/01/15         1,142
       500    Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ..........................     6.750    12/01/15           530
       500    Cleveland, OH, Waterworks Impt. Rev., Ser. F ...............................     6.250    01/01/16           519

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       47
                                      ----

OHIO INSURED TAX-FREE FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT      FIXED RATE REVENUE &                                                            COUPON    MATURITY       VALUE
 (000'S)      GENERAL OBLIGATION BONDS-- 96.7% (CONTINUED)                                     RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$      740    Columbus-Polaris Hsg. Corp. Rev., Prerefunded @ 100 ........................     7.400    01/01/16    $      817
       171    Ohio HFA SFM Rev., Ser. 1990F ..............................................     7.600    09/01/16           175
       750    Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ........................     6.250    11/15/16           770
     1,000    Greater Cleveland, OH, Regional Trans. Auth. GO ............................     4.750    12/01/16           896
     1,260    Cleveland, OH, Airport Sys. Rev., Ser. C ...................................     5.125    01/01/17         1,190
       750    Butler Co.,OH, Transportation Impt. Dist., Ser. A ..........................     5.125    04/01/17           710
       500    Toledo, OH, Sewer Sys. Rev .................................................     6.350    11/15/17           530
     1,000    Toledo, OH, Waterworks Sys. Mtg. Rev .......................................     4.750    11/15/17           888
     1,000    Rocky River, OH, CSD GO, Ser. 1998 .........................................     5.375    12/01/17           989
     1,000    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .......................     5.250    10/01/18           959
     1,670    Canton, OH, GO .............................................................     4.750    12/01/18         1,478
     2,500    Ohio St. Water Dev. Auth. Impt. Rev ........................................     5.125    06/01/19         2,333
     1,000    University of Cincinnati, OH, General Receipts Rev .........................     5.750    06/01/19         1,007
     1,000    Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) Ser. A ....................     5.950    07/01/19         1,003
     1,000    Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ......................     5.500    09/01/19           980
     1,000    Lucas Co., OH, Hosp. Rev. (Promedica Health) ...............................     5.625    11/15/19           983
     2,000    Avon Lake, OH, CSD GO ......................................................     5.500    12/01/19         1,969
     2,145    Brunswick, OH, CSD .........................................................     5.750    12/01/19         2,165
       745    Crawford Co., OH, GO .......................................................     4.750    12/01/19           652
     1,000    Evergreen OH, LSD ..........................................................     5.500    12/01/19           985
     2,000    Hamilton, OH, CSD GO .......................................................     5.500    12/01/19         1,960
     1,250    Kings, OH, LSD GO ..........................................................     5.950    12/01/19         1,282
       500    Akron, OH, GO ..............................................................     5.800    11/01/20           500
       750    Greene Co., OH, Sewer Sys. Rev. ............................................     5.125    12/01/20           696
     1,000    Greene Co., OH, Sewer Sys. Rev .............................................     5.625    12/01/20           992
     1,245    Hamilton Co., OH, Swr. Sys. Impt. Rev., Ser. A .............................     5.700    12/01/20         1,243
       525    Kings, OH, LSD GO ..........................................................     6.050    12/01/21           539
     2,000    Lake, OH, LSD GO (Stark Co.) ...............................................     5.750    12/01/21         2,003
     1,000    Summit Co., OH, GO .........................................................     6.000    12/01/21         1,032
     1,035    Lima OH, CSD ...............................................................     5.500    12/01/22           997
       500    Morgan, OH, LSD GO .........................................................     5.750    12/01/22           501
     1,250    Scioto Valley, OH, LSD .....................................................     5.650    12/01/22         1,236
     1,000    Hamilton, OH, CSD GO .......................................................     5.625    12/01/24           985
     1,000    Hilliard, OH, CSD GO .......................................................     5.750    12/01/24           997
     1,000    Kings, OH, LSD GO ..........................................................     5.650    12/01/24           968
     1,250    Ohio St. University General Receipts Rev., Ser. A ..........................     5.750    12/01/24         1,247
     1,000    Hilliard, OH, CSD GO .......................................................     5.750    12/01/28           992
       925    Licking Heights, OH, LSD GO ................................................     6.400    12/01/28           932
----------                                                                                                          ----------
$   60,935    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 100.7%
----------    (Amortized Cost $59,905) ...................................................                          $   61,128
                                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       48
                                      ----

OHIO INSURED TAX-FREE FUND (CONTINUED)
==============================================================================================================================
 PRINCIPAL                                                                                                            MARKET
  AMOUNT                                                                                      COUPON    MATURITY       VALUE
 (000'S)      FLOATING AND VARIABLE DEMAND NOTES-- 4.0%                                        RATE       DATE        (000'S)
------------------------------------------------------------------------------------------------------------------------------

$    2,400    Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D (Cleveland Clinic Foundation) .....     4.550    07/01/00    $    2,400
       100    Columbus, OH, GO Rev., Ser. 1 ..............................................     4.600    07/07/00           100
----------                                                                                                          ----------
$    2,500    TOTAL FLOATING AND VARIABLE DEMAND NOTES
----------    (Amortized Cost $2,500) ....................................................                          $    2,500
                                                                                                                    ----------

$   63,435    TOTAL INVESTMENTS AT VALUE-- 100.7%
==========    (Amortized Cost $62,405) ...................................................                          $   63,628

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.7%) .............................                               (443)
                                                                                                                    ----------

              NET ASSETS-- 100.0% ........................................................                          $   63,185
                                                                                                                    ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS
                                      ----
                                       49
                                      ----

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2000
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2000.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP  - Certificates of Participation
CSD  - City School District
EDR  - Economic Development Revenue
GO   - General Obligation
HFA  - Housing Finance Authority/Agency
HFC  - Housing Finance Corporation
IDA  - Industrial Development Authority/Agency
IDR  - Industrial Development Revenue
ISD  - Independent School District
LSD  - Local School District
MFH  - Multi-Family Housing
MFM  - Multi-Family Mortgage
PCR  - Pollution Control Revenue
SFM  - Single Family Mortgage
TANS - Tax Anticipation Notes
USD  - Unified School District
VRDN - Variable Rate Demand Notes

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

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
APRIL 19, 2000 (UNAUDITED)
================================================================================

On April 19, 2000, a Special Meeting of Shareholders of Touchstone Tax-Free Trust (the Trust) was held (1) to approve or disapprove new investment advisory agreements with Touchstone Advisers, Inc., (2) to approve or disapprove new subadvisory agreements with Fort Washington Investment Advisors, Inc. and (3) to approve or disapprove the termination of the Trust's current independent public accountants and the selection of Ernst & Young LLP as independent auditors for the fiscal year ended June 30, 2000. The total number of shares of the Trust present by proxy represented 59.5% of the shares entitled to vote at the meeting. Each of the matters submitted to shareholders was approved.

The results of the voting for or against the approval of the new investment advisory agreements by each Fund was as follows:

--------------------------------------------------------------------------------
                                                   NUMBER OF SHARES
                                   ---------------------------------------------
                                        FOR            AGAINST          ABSTAIN
--------------------------------------------------------------------------------
Tax-Free Money Fund                 11,995,568        1,638,089          131,616
California Tax-Free Money Fund      67,424,730           37,530           12,322
Ohio Tax-Free Money Fund           208,471,312          151,320        1,288,677
Florida Tax-Free Money Fund          9,245,957               16            3,167
Tax-Free Intermediate Term Fund      2,065,412           24,552           90,986
Ohio Insured Tax-Free Fund           2,889,279          104,897           93,308
--------------------------------------------------------------------------------

The results of the voting for or against the approval of the new subadvisory agreements by each Fund was as follows:

--------------------------------------------------------------------------------
                                                   NUMBER OF SHARES
                                   ---------------------------------------------
                                        FOR            AGAINST          ABSTAIN
--------------------------------------------------------------------------------
Tax-Free Money Fund                 11,995,568        1,638,089          131,616
California Tax-Free Money Fund      67,461,325               52           13,205
Ohio Tax-Free Money Fund           208,471,730          151,320        1,288,259
Florida Tax-Free Money Fund          9,245,972             --              3,167
Tax-Free Intermediate Term Fund      2,066,323           21,507           93,120
Ohio Insured Tax-Free Fund           2,890,722           97,022           99,740
--------------------------------------------------------------------------------

The results of the voting for against the termination of the Trust's current independent public accountants and the selection of Ernst & Young LLP as independent auditors by each Fund was as follows:

--------------------------------------------------------------------------------
                                                   NUMBER OF SHARES
                                   ---------------------------------------------
                                        FOR            AGAINST          ABSTAIN
--------------------------------------------------------------------------------
Tax-Free Money Fund                 13,519,321           88,497          157,456
California Tax-Free Money Fund      67,405,279               52           69,251
Ohio Tax-Free Money Fund           208,020,856        1,323,823          566,630
Florida Tax-Free Money Fund          9,245,957               16            3,167
Tax-Free Intermediate Term Fund      2,072,247           16,206           92,496
Ohio Insured Tax-Free Fund           2,873,268          103,115          111,101
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS
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

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Shareholders and Trustees of the Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Tax-Free Trust (consisting of Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund) (the Funds) as of June 30, 2000, the related statements of operations and statements of changes in net assets for the year then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets presented herein for the year ended June 30, 1999 and the financial highlights presented herein for each of the respective years or periods ended June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Touchstone Tax-Free Trust as of June 30, 2000, the results of their operations and the changes in their net assets for the year then ended and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Cincinnati, Ohio
August 15, 2000

                           TOUCHSTONE FAMILY OF FUNDS
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



TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
311 Pike Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

                     TOUCHSTONE
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                                            FAMILY OF FUNDS